     As filed with the Securities and Exchange Commission on August 1, 2005

                                                     Securities Act No. 33-44964
                                        Investment Company Act File No. 811-6526
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

                  Pre-Effective Amendment No. ___                       [ ]



                  Post-Effective Amendment No. 113                      [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]


                  Amendment No. 115                                     [X]



                               THE COVENTRY GROUP
                               ------------------
               (Exact Name of Registrant as Specified in Charter)


                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (614) 470-8000
                                                 -----------------

                            Patrick W.D. Turley, Esq.
                                  Dechert LLP
                               1775 I Street, NW
                             Washington, D.C. 20006
                             ----------------------
                     (Name and Address of Agent for Service)

                                 With Copies to:
                                 ---------------

                               R. Jeffrey Young
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219


     It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

                                   QUESTIONS?
                          Call 1-800-766-8938 or your
                           investment representative.

 [1ST SOURCE MONOGRAM FUNDS(SM) LOGO]

                               INCOME EQUITY FUND

                            DIVERSIFIED EQUITY FUND

                              SPECIAL EQUITY FUND

                                  INCOME FUND

                                LONG/SHORT FUND
                                ---------------

                        PROSPECTUS DATED AUGUST 1, 2005

                                ---------------

                             1ST SOURCE CORPORATION
                           INVESTMENT ADVISORS, INC.
                               Investment Advisor

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         1ST SOURCE MONOGRAM FUNDS                         TABLE OF CONTENTS


                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                     [SCALES
                                       ICON]
Carefully review this                             3  1st Source Monogram Income Equity Fund
important section for a                           6  1st Source Monogram Diversified Equity Fund
summary of each Fund's                            9  1st Source Monogram Special Equity Fund
investments, risks and fees.                     12  1st Source Monogram Income Fund
                                                 15  1st Source Monogram Long/Short Fund

                                                INVESTMENT OBJECTIVES AND STRATEGIES

                                 [MAGNIFYING
                                 GLASS ICON]
This section contains                            18  1st Source Monogram Income Equity Fund
details on each Fund's                           19  1st Source Monogram Diversified Equity Fund
investment strategies and                        20  1st Source Monogram Special Equity Fund
risks.                                           21  1st Source Monogram Income Fund
                                                 22  1st Source Monogram Long/Short Fund
                                                 24  Investment Risks

                                                SHAREHOLDER INFORMATION

                                 [BOOK ICON]
Consult this section to                          26  Pricing of Fund Shares
obtain details on how shares                     26  Purchasing and Adding to Your Shares
are valued, how to purchase,                     29  Selling Your Shares
sell and exchange shares,                        31  Distribution Arrangements
related charges and payments                     31  Exchanging Your Shares
of dividends.                                    33  Dividends, Distributions and Taxes

                                                FUND MANAGEMENT

                                 [LINE GRAPH
                                       ICON]
Review this section for                          34  The Investment Advisor
details on the people and                        34  Portfolio Managers
organizations who oversee                        36  The Distributor and Administrator
the Funds and their
investments.

                                                FINANCIAL HIGHLIGHTS

                                 [HAND ICON]
Review this section for                          37  1st Source Monogram Income Equity Fund
details on the selected                          38  1st Source Monogram Diversified Equity Fund
financial information of the                     39  1st Source Monogram Special Equity Fund
Funds.                                           40  1st Source Monogram Income Fund
                                                 41  1st Source Monogram Long/Short Fund

 [ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES      INCOME EQUITY FUND

                            RISK/RETURN SUMMARY OF THE
                            1ST SOURCE MONOGRAM INCOME EQUITY FUND


    INVESTMENT OBJECTIVES             The Income Equity Fund seeks capital appreciation with current income as a secondary objective.

    PRINCIPAL                         The Fund normally invests primarily in common stocks and securities
    INVESTMENT STRATEGIES             convertible into common stocks of companies with market capitalization of at least $100 million which the Advisor believes pay above average dividends or interest.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate with market
    INVESTMENT RISKS                  conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings. The Fund may invest a portion of its assets in foreign securities which can carry additional risks such as changes in currency exchange rates, a lack of adequate company information and political instability.

    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                     - investing for a long-term goal such as retirement (five year or longer investment horizon)
                                        - looking to add a growth component to your portfolio
                                        - willing to accept higher risks of investing in the stock market in exchange for potentially higher long term returns
                                      This Fund will not be appropriate for someone:
                                        - seeking monthly income
                                        - pursuing a short-term goal or investing emergency reserves
                                        - seeking safety of principal

   RISK/RETURN SUMMARY AND FUND EXPENSES               INCOME EQUITY FUND


                                         PERFORMANCE BAR CHART AND TABLE(1)
                                       YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
                                    [BAR GRAPH]

1995                                                                             25.89
96                                                                               17.59
97                                                                               27.54
98                                                                                4.80
99                                                                               12.37
00                                                                               16.74
01                                                                                3.34
02                                                                              -11.22
03                                                                               29.85
04                                                                               17.01

                                    Past performance does not indicate how the
                                    Fund will perform in the future.
                                                 Best
                                                 quarter:  Q2 2003     +15.78%
                                                 Worst
                                                 quarter: Q3 2002     -18.98%

  The chart and table on this
  page show how the Income
  Equity Fund has performed
  and how its performance has
  varied from year to year.
  The bar chart shows changes
  in the Fund's yearly
  performance for each of the
  last ten years to
  demonstrate that the Fund's
  value varied at differing
  times. The table below
  compares the Fund's
  performance over time (both
  before and after taxes) to
  that of the Russell 1000
  Value Index.(2) The quoted
  performance for the Fund
  includes the performance of
  a corresponding collective
  investment fund (the
  "Collective Fund") that was
  previously managed by the
  Advisor's predecessor
  beginning on November 30,
  1985 and which transferred
  all of its assets to the
  Fund at the time the Fund
  commenced operations as a
  registered investment
  company on September 25,
  1996.(3)

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for periods ending
                                                     December 31, 2004)(5)


                                         PAST       PAST 5       PAST 10
                                         YEAR       YEARS         YEARS
 INCOME EQUITY FUND
  Before Taxes                          17.01%      10.23%       13.72%
  After Taxes on Distributions(4)       15.82%       8.59%          n/a
  After Taxes on Distributions and
     Sale of Fund Shares(4)             11.67%       7.93%          n/a
 RUSSELL 1000 VALUE INDEX(2)            16.49%       5.27%       13.82%


(1) Both chart and table assume reinvestment of dividends and distributions. Prior to August 1, 2001, the Fund's shares were sold subject to a 5.00% maximum sales charge.

(2) A widely recognized, unmanaged index that contains 1,000 securities with a less-than-average growth orientation. The index does not reflect the deduction of fees and expenses associated with a mutual fund or the impact of taxes.

(3) The Fund's investment objective and policies are substantially similar to those of the Collective Fund. The Collective Fund was not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Collective Fund had been registered under the 1940 Act, its performance might have been adversely affected.

(4) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.


(5) For the period January 1, 2005 through June 30, 2005 the aggregate (non-annualized) total return for the Fund was 2.58% versus 1.76% for the Russell 1000 Value Index(2).

   RISK/RETURN SUMMARY AND FUND EXPENSES               INCOME EQUITY FUND


                                                 FEES AND EXPENSES

                                                SHAREHOLDER FEES
                                                (FEES PAID DIRECTLY FROM YOUR
                                                INVESTMENT)
                                                Maximum sales charge (load) imposed
                                                on purchases                                   None
                                                Maximum deferred sales charge (load)           None
                                                ANNUAL FUND OPERATING EXPENSES
                                                (EXPENSES THAT ARE DEDUCTED FROM FUND
                                                ASSETS)

                                                Management Fee(s)                             0.80%
                                                Distribution and Service (12b-1)
                                                Fee(s)(1)                                     0.25%
                                                Other Expenses                                0.39%
                                                Total Fund Operating Expenses                 1.44%

                                    (1) The Distributor is currently limiting
                                        the distribution fees paid by the Fund
                                        for the current fiscal year to 0.00%.
                                        TOTAL FUND OPERATING EXPENSES AFTER THIS
                                        FEE LIMITATION ARE EXPECTED TO BE 1.19%.
                                        This expense limitation may be revised
                                        or cancelled at any time.
                                                 EXPENSE EXAMPLE


                                                                                    1      3       5       10
                                                                                   YEAR   YEARS   YEARS   YEARS
                                                INCOME EQUITY FUND                 $147   $456    $787    $1,724


  This table describes the
  fees and expenses that you
  may pay if you buy and hold
  shares of the Income Equity
  Fund.
  Use this table to compare fees
  and expenses with those of
  other Funds. It illustrates
  the amount of fees and
  expenses you would pay,
  assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of
    each period
  - no changes in the Fund's
    operating expenses
  - reinvestment of dividends
    and distributions
  Because this example is
  hypothetical and for
  comparison purposes only, your
  actual costs will be
  different.

 [SCALE ICON]
            RISK/RETURN SUMMARY AND FUND EXPENSES      DIVERSIFIED EQUITY

   FUND

                            RISK/RETURN SUMMARY OF THE
                            1ST SOURCE MONOGRAM DIVERSIFIED EQUITY FUND


    INVESTMENT OBJECTIVES             The Diversified Equity Fund seeks capital appreciation.

    PRINCIPAL                         The Fund normally invests primarily in common stocks and securities
    INVESTMENT STRATEGIES             convertible into common stocks of companies with market capitalization of $5 billion or greater which the Advisor believes are expected to demonstrate above-average revenue and earnings growth and are considered to be leaders within their industry sectors.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate with market
    INVESTMENT RISKS                  conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings. The Fund may invest a portion of its assets in foreign securities which can carry additional risks such as changes in currency exchange rates, a lack of adequate company information and political instability.

    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                     - investing for a long-term goal such as retirement (five year or longer investment horizon)
                                        - looking to add a growth component to your portfolio
                                        - willing to accept higher risks of investing in the stock market in exchange for potentially higher long term returns
                                      This Fund will not be appropriate for someone:
                                        - seeking monthly income
                                        - pursuing a short-term goal or investing emergency reserves
                                        - seeking safety of principal

   RISK/RETURN SUMMARY AND FUND EXPENSES          DIVERSIFIED EQUITY FUND


                                            PERFORMANCE BAR CHART AND TABLE(1)
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                                           12/31
                                    [BAR GRAPH]

1995                                                                             30.80
96                                                                               19.13
97                                                                               24.61
98                                                                               15.26
99                                                                               12.85
00                                                                               -7.47
01                                                                              -19.41
02                                                                              -23.13
03                                                                               18.77
04                                                                                9.80

                                    Past performance does not indicate how the
                                    Fund will perform in the future.
                                                 Best
                                                 quarter:  Q4 1998     +17.30%
                                                 Worst
                                                 quarter: Q3 2002     -16.30%

  The chart and table on this
  page show how the
  Diversified Equity Fund has
  performed and how its
  performance has varied from
  year to year. The bar chart
  shows changes in the Fund's
  yearly performance for each
  of the last ten years to
  demonstrate that the Fund's
  value varied at differing
  times. The table below
  compares the Fund's
  performance over time (both
  before and after taxes) to
  that of its primary
  benchmark index, the Russell
  1000 Growth Index(2), and to
  that of its previous
  benchmark index, the S&P 500
  Index.(3) The quoted
  performance for the Fund
  includes the performance of
  a corresponding collective
  investment fund (the
  "Collective Fund") that was
  previously managed by the
  Advisor's predecessor
  beginning on June 30, 1985,
  and which transferred all of
  its assets to the Fund at
  the time the Fund commenced
  operations as a registered
  investment company on
  September 23, 1996.(4)

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for periods ending

                                                     December 31, 2004)(6)



                                         PAST       PAST 5       PAST 10
                                         YEAR       YEARS         YEARS
 DIVERSIFIED EQUITY FUND
  Before Taxes                           9.80%      -5.65%        6.56%
  After Taxes on Distributions(5)        9.76%      -6.00%          n/a
  After Taxes on Distributions and
     Sale of Fund Shares(5)              6.37%      -4.79%          n/a
 RUSSELL 1000 GROWTH INDEX(2)            6.30%      -9.29%        9.59%
 S&P 500 INDEX(3)                       10.87%      -2.30%       12.07%


(1) Both chart and table assume reinvestment of dividends and distributions. Prior to August 1, 2001, the Fund's shares were sold subject to a 5.00% maximum sales charge.

(2) A widely recognized, unmanaged index of large capitalization growth stocks which measures the performance of those Russell 1000 Index companies having higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees and expenses associated with a mutual fund or the impact of taxes. The Fund changed to this as its primary benchmark index based on a determination that it is more highly correlated to the holdings and style of the Fund than its previous benchmark index.

(3) A widely recognized, unmanaged index of common stocks generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees and expenses associated with a mutual fund or the impact of taxes.
(4) The Fund's investment objective and policies are substantially similar to those of the Collective Fund. The Collective Fund was not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Collective Fund had been registered under the 1940 Act, its performance might have been adversely affected.
(5) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.

(6) For the period January 1, 2005 through June 30, 2005 the aggregate (non-annualized) total return for the Fund was -2.45% versus -1.72% for the Russell 1000 Growth Index(2) and -0.81% for the S&P 500 Index(3).

   RISK/RETURN SUMMARY AND FUND EXPENSES          DIVERSIFIED EQUITY FUND




                                                FEES AND EXPENSES


                                                SHAREHOLDER FEES
                                                (FEES PAID DIRECTLY FROM YOUR
                                                INVESTMENT)
                                                Maximum sales charge (load) imposed
                                                on purchases                                   None
                                                Maximum deferred sales charge (load)           None
                                                ANNUAL FUND OPERATING EXPENSES
                                                (EXPENSES THAT ARE DEDUCTED FROM FUND
                                                ASSETS)

                                                Management Fee(s)                             0.99%
                                                Distribution and Service (12b-1)
                                                Fee(s)(1)                                     0.25%
                                                Other Expenses(2)                             0.38%
                                                Total Fund Operating Expenses                 1.62%



                                    (1) The Distributor is currently limiting
                                        the distribution fees paid by the Fund
                                        for the current fiscal year to 0.00%.
                                        TOTAL FUND OPERATING EXPENSES AFTER THIS
                                        FEE LIMITATION ARE EXPECTED TO BE 1.37%.
                                        This expense limitation may be revised
                                        or cancelled at any time.



                                    (2) "Other Expenses" have been restated to
                                        reflect current fees.


                                                EXPENSE EXAMPLE


                                                                                    1      3      5       10
                                                                                   YEAR   YEARS  YEARS  YEARS
                                                DIVERSIFIED EQUITY FUND            $165   $511   $881   $1,922



  This table describes the
  fees and expenses that you
  may pay if you buy and hold
  shares of the Diversified
  Equity Fund.

  Use this table to compare fees
  and expenses with those of
  other Funds. It illustrates
  the amount of fees and
  expenses you would pay,
  assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of
    each period
  - no changes in the Fund's
    operating expenses
  - reinvestment of dividends
    and distributions
  Because this example is
  hypothetical and for
  comparison purposes only, your
  actual costs will be
  different.

 [SCALE ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES     SPECIAL EQUITY FUND

                            RISK/RETURN SUMMARY OF THE
                            1ST SOURCE MONOGRAM SPECIAL EQUITY FUND

    INVESTMENT OBJECTIVES             The Special Equity Fund seeks capital appreciation.

    PRINCIPAL                         The Fund normally invests primarily in common stocks and
    INVESTMENT STRATEGIES             securities convertible into common stocks of companies with market capitalizations ranging on average between $100
                                      million and $2 billion which the Advisor believes have
                                      growth potential at a reasonable price.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.
                                      The Fund may invest a portion of its assets in foreign
                                      securities which can carry additional risks such as changes in currency exchange rates, a lack of adequate company
                                      information and political instability.

    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                     - investing for a long-term goal such as retirement (five
                                      year or longer investment horizon)
                                        - looking to add a growth component to your portfolio
                                        - willing to accept higher risks of investing in the stock market in exchange for potentially higher long term returns
                                      This Fund will not be appropriate for someone:
                                        - seeking monthly income
                                        - pursuing a short-term goal or investing emergency
                                      reserves
                                        - seeking safety of principal

   RISK/RETURN SUMMARY AND FUND EXPENSES              SPECIAL EQUITY FUND


                                            PERFORMANCE BAR CHART AND TABLE(1)
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                                           12/31
                                    [GRAPH]

1995                                                                             33.82
96                                                                               22.07
97                                                                                2.81
98                                                                                0.57
99                                                                               18.97
00                                                                               10.31
01                                                                               16.20
02                                                                              -19.24
03                                                                               41.08
04                                                                               -0.91

                                    Past performance does not indicate how the
                                    Fund will perform in the future.
                                                 Best
                                                 quarter:  Q4 1999     28.20%
                                                 Worst
                                                 quarter: Q3 2002    -21.02%

  The chart and table on this
  page show how the Special
  Equity Fund has performed
  and how its performance has
  varied from year to year.
  The bar chart shows changes
  in the Fund's yearly
  performance for each of the
  last ten years to
  demonstrate that the Fund's
  value varied at differing
  times. The table below
  compares the Fund's
  performance over time (both
  before and after taxes) to
  that of the Russell 2000
  Index.(2) The quoted
  performance for the Fund
  includes the performance of
  a corresponding collective
  investment fund (the
  "Collective Fund") that was
  previously managed by the
  Advisor's predecessor
  beginning on November 30,
  1985 and which transferred
  all of its assets to the
  Fund at the time the Fund
  commenced operations as a
  registered investment
  company on September 20,
  1996.(3)

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for periods ending
                                                     December 31, 2004)(5)


                                         PAST       PAST 5       PAST 10
                                         YEAR       YEARS         YEARS
 SPECIAL EQUITY FUND
  Before Taxes                          -0.91%      7.67%        11.27%
  After Taxes on Distributions(4)       -4.53%      4.66%           n/a
  After Taxes on Distributions and
     Sale of Fund Shares(4)              3.96%      5.33%           n/a
 RUSSELL 2000 INDEX(2)                  18.33%      6.61%        11.53%


(1) Both chart and table assume reinvestment of dividends and distributions. Prior to August 1, 2001, the Fund's shares were sold subject to a 5.00% maximum sales charge.

(2) A widely recognized, unmanaged index of common stocks which generally represents the performance of domestically traded common stocks of small to mid-sized companies. The index does not reflect the deduction of fees and expenses associated with a mutual fund or the impact of taxes.

(3) The Fund's investment objective and policies are substantially similar to those of the Collective Fund. The Collective Fund was not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Collective Fund had been registered under the 1940 Act, its performance might have been adversely affected.

(4) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.


(5) For the period January 1, 2005 through June 30, 2005 the aggregate (non-annualized) total return for the Fund was -7.61% versus -1.25% for the Russell 2000 Index(2).

   RISK/RETURN SUMMARY AND FUND EXPENSES              SPECIAL EQUITY FUND


                                                FEES AND EXPENSES


                                                SHAREHOLDER FEES
                                                (FEES PAID DIRECTLY FROM YOUR
                                                INVESTMENT)
                                                Maximum sales charge (load) imposed
                                                on purchases                                   None
                                                Maximum deferred sales charge (load)           None
                                                ANNUAL FUND OPERATING EXPENSES
                                                (EXPENSES THAT ARE DEDUCTED FROM FUND
                                                ASSETS)

                                                Management Fee(s)                             0.80%
                                                Distribution and Service (12b-1)
                                                Fee(s)(1)                                     0.25%
                                                Other Expenses(2)                             0.52%
                                                Total Fund Operating Expenses                 1.57%



                                    (1) The Distributor is currently limiting
                                        the distribution fees paid by the Fund
                                        for the current fiscal year to 0.00%.
                                        TOTAL FUND OPERATING EXPENSES AFTER THIS
                                        FEE LIMITATION ARE EXPECTED TO BE 1.32%.
                                        This expense limitation may be revised
                                        or cancelled at any time.



                                    (2) "Other Expenses" have been restated to
                                        reflect current fees.


                                                EXPENSE EXAMPLE

                                                                                    1      3      5      10
                                                                                   YEAR   YEARS  YEARS  YEARS
                                                SPECIAL EQUITY FUND                $160   $496   $855   $1,867



  This table describes the
  fees and expenses that you
  may pay if you buy and hold
  shares of the Special
  Equity Fund.

  Use this table to compare fees
  and expenses with those of
  other Funds. It illustrates
  the amount of fees and
  expenses you would pay,
  assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of
    each period
  - no changes in the Fund's
    operating expenses
  - reinvestment of dividends
    and distributions
  Because this example is
  hypothetical and for
  comparison purposes only, your
  actual costs will be
  different.

 [SCALE ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES             INCOME FUND

                            RISK/RETURN SUMMARY OF THE
                            1ST SOURCE MONOGRAM INCOME FUND


    INVESTMENT OBJECTIVES             The Income Fund seeks current income consistent with the preservation of capital.

    PRINCIPAL                         The Fund normally invests at least 65% of its total assets in debt
    INVESTMENT STRATEGIES             securities of all types, including high grade corporate bonds and U.S.
                                      Government bonds.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate with market
    INVESTMENT RISKS                  conditions and interest rates, so will the value of your investment in the
                                      Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.

    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                     - looking to add a monthly income component to your portfolio
                                        - seeking higher potential returns than provided by money market funds
                                        - willing to accept the risks of price and dividend fluctuations
                                      This Fund will not be appropriate for someone:
                                        - investing emergency reserves
                                        - seeking safety of principal

   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


                                         PERFORMANCE BAR CHART AND TABLE(1)
                                       YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
                                    [BAR GRAPH]

1995                                                                             16.55
96                                                                                2.56
97                                                                                7.82
98                                                                                6.82
99                                                                               -1.21
00                                                                                9.21
01                                                                                8.00
02                                                                                8.66
03                                                                                2.43
04                                                                                1.81

                                    Past performance does not indicate how the
                                    Fund will perform in the future.
                                                 Best
                                                 quarter:  Q2 1995     +5.41%

                                                 Worst
                                                 quarter: Q2 2004     -2.20%


  The chart and table on this
  page show how the Income
  Fund has performed and how
  its performance has varied
  from year to year. The bar
  chart shows changes in the
  Fund's yearly performance
  for each of the last ten
  years to demonstrate that
  the Fund has gained and lost
  value at differing times.
  The table below compares the
  Fund's performance over time
  (both before and after
  taxes) to that of the Lehman
  Brothers Intermediate
  Government/Credit Bond
  Index.(2) The quoted
  performance for the Fund
  includes the performance of
  a corresponding collective
  investment fund (the
  "Collective Fund") that was
  previously managed by the
  Advisor's predecessor
  beginning on June 30, 1985
  and which transferred all of
  its assets to the Fund at
  the time the Fund commenced
  operations as a registered
  investment company on
  September 24, 1996.(3)

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for periods ending
                                                     December 31, 2004)(5)


                                         PAST       PAST 5       PAST 10
                                         YEAR       YEARS         YEARS
 INCOME FUND
  Before Taxes                          1.81%       5.97%         6.16%
  After Taxes on Distributions(4)       0.44%       4.08%           n/a
  After Taxes on Distributions and
     Sale of Fund Shares(4)             1.17%       3.94%           n/a
 LEHMAN BROTHERS INTERMEDIATE
 GOVERNMENT/CREDIT BOND INDEX(2)        3.04%       7.21%         7.15%


(1) Both chart and table assume reinvestment of dividends and distributions. Prior to August 1, 2001, the Fund's shares were sold subject to a 4.00% maximum sales charge.

(2) An unmanaged index generally representative of the performance of government and corporate bonds with maturities of less than 10 years. The index does not reflect the deduction of fees and expenses associated with a mutual fund or the impact of taxes.

(3) The Fund's investment objective and policies are substantially similar to those of the Collective Fund. The Collective Fund was not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Collective Fund had been registered under the 1940 Act, its performance might have been adversely affected.

(4) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.


(5) For the period January 1, 2005 through June 30, 2005 the aggregate (non-annualized) total return for the Fund was 1.24% versus 1.58% for the Lehman Brothers Intermediate Government/Credit Bond Index(2).

   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


                                                FEES AND EXPENSES


                                                SHAREHOLDER FEES
                                                (FEES PAID DIRECTLY FROM YOUR
                                                INVESTMENT)
                                                Maximum sales charge (load) imposed
                                                on purchases                                   None
                                                Maximum deferred sales charge (load)           None
                                                ANNUAL FUND OPERATING EXPENSES
                                                (EXPENSES THAT ARE DEDUCTED FROM FUND
                                                ASSETS)

                                                Management Fee(s)                             0.55%
                                                Distribution and Service (12b-1)
                                                Fee(s)(1)                                     0.25%
                                                Other Expenses(2)                             0.38%
                                                Total Fund Operating Expenses                 1.18%



                                    (1) The Distributor is currently limiting
                                        the distribution fees paid by the Fund
                                        for the current fiscal year to 0.00%.
                                        TOTAL FUND OPERATING EXPENSES AFTER THIS
                                        FEE LIMITATION ARE EXPECTED TO BE 0.93%.
                                        This expense limitation may be revised
                                        or cancelled at any time.



                                    (2) "Other Expenses" have been restated to
                                        reflect current fees.



  This table describes the
  fees and expenses that you
  may pay if you buy and hold
  shares of the Income Fund.


                                                EXPENSE EXAMPLE


                                                                                    1      3       5        10
                                                                                   YEAR   YEARS   YEARS   YEARS
                                                INCOME FUND                        $120   $375    $649    $1,432


  Use this table to compare fees
  and expenses with those of
  other Funds. It illustrates
  the amount of fees and
  expenses you would pay,
  assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of
    each period
  - no changes in the Fund's
    operating expenses
  - reinvestment of dividends
    and distributions
  Because this example is
  hypothetical and for
  comparison purposes only, your
  actual costs will be
  different.
 14

 [BOOK ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES         LONG/SHORT FUND

                            RISK/RETURN SUMMARY OF THE
                            1ST SOURCE MONOGRAM LONG/SHORT FUND


    INVESTMENT OBJECTIVES             The Long/Short Fund seeks capital appreciation.

    PRINCIPAL                         The Fund normally purchases common stocks ("long" equity positions) of U.S.
    INVESTMENT STRATEGIES             traded companies that the Advisor has identified as undervalued and sells short those stocks ("short" equity positions) that the Advisor has identified as overvalued. The Fund can make investments within any market sector and in any company that has a public market capitalization of at least $100 million.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate with market
    INVESTMENT RISKS                  conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings. Because the Fund uses short selling as part of its overall investment strategy, the Fund is subject to the risks associated with short selling which include the risk that the Fund may incur a loss by having to buy a security at a higher price than the price at which the Fund previously sold the security short. In addition, because the Fund is a non-diversified fund, it is able to invest its assets in a more limited number of issuers than a diversified fund. As a result, the decline in the market value of a particular security held by the Fund may directly affect the Fund's net asset value more than if the Fund were operated as a diversified fund.

    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                     - investing for a long-term goal such as retirement (a multi-year investment horizon)
                                        - looking to add a growth component to your portfolio
                                        - willing to accept higher risks of investing in the stock market in exchange for potentially higher long term returns
                                        - looking to add a complementary or defensive investment allocation to a diversified equity portfolio that has a largely long-only investment weighting
                                      This Fund will not be appropriate for someone:
                                        - seeking monthly income
                                        - pursuing a short-term goal or investing emergency reserves
                                        - seeking safety of principal

   RISK/RETURN SUMMARY AND FUND EXPENSES                  LONG/SHORT FUND


                                         PERFORMANCE BAR CHART AND TABLE(1)
                                              TOTAL RETURN AS OF 12/31
                                    [BAR GRAPH]

2004                                                                             4.47

                                    Past performance does not indicate how the Fund will perform in the future.

                                                 Best
                                                 quarter:  Q4 2004     +3.72%


                                                 Worst
                                                 quarter: Q3 2004     -0.97%


  The chart and table on this
  page show how the Long/Short
  Fund has performed since
  inception. The bar chart
  shows the Fund's yearly
  performance. The table below
  compares the Fund's
  performance over time (both
  before and after taxes) to
  that of the Citicorp U.S.
  Domestic Three-Month
  Treasury Bill Index.(2)

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for periods ending
                                                     December 31, 2004)(4)


                                                         PAST         SINCE
                                       FUND INCEPTION    YEAR       INCEPTION
 LONG/SHORT FUND
  Before Taxes                         August 1, 2003   4.47%         7.82%
  After Taxes on Distributions(3)                       3.43%         7.01%
  After Taxes on Distributions and
     Sale of Fund Shares(3)                             2.90%         6.20%
 CITICORP U.S. DOMESTIC THREE-MONTH
 TREASURY BILL INDEX(2)                August 1, 2003   1.24%         1.16%


(1) Both chart and table assume reinvestment of dividends and distributions.

(2) An unmanaged index generally representative of the U.S. money markets. It is an average of the last three-month U.S. Treasury bill issues (excluding the current month-end bill). The Index does not reflect the deduction of fees and expenses associated with a mutual fund or the impact of taxes.

(3) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.

(4) For the period January 1, 2005 through June 30, 2005 the aggregate (non-annualized) total return for the Fund was -0.47% versus 1.26% for the Citicorp U.S. Domestic Three-Month Treasury Bill Index.(2)

   RISK/RETURN SUMMARY AND FUND EXPENSES                  LONG/SHORT FUND


                                                 FEES AND EXPENSES


                                                SHAREHOLDER FEES
                                                (FEES PAID DIRECTLY FROM YOUR
                                                INVESTMENT)
                                                Maximum sales charge (load) imposed
                                                on purchases                                   None
                                                Maximum deferred sales charge (load)           None
                                                ANNUAL FUND OPERATING EXPENSES
                                                (EXPENSES THAT ARE DEDUCTED FROM FUND
                                                ASSETS)

                                                Management Fee(s)                             1.10%
                                                Distribution and Service (12b-1)
                                                Fee(s)(1)                                     0.25%
                                                Other Expenses                                0.62%
                                                Total Fund Operating Expenses                 1.97%



                                    (1) The Distributor is currently limiting
                                        the distribution fees paid by the Fund
                                        for the current fiscal year to 0.00%.
                                        TOTAL FUND OPERATING EXPENSES AFTER THIS
                                        FEE LIMITATION ARE EXPECTED TO BE 1.72%.
                                        This expense limitation may be revised
                                        or cancelled at any time.


                                                 EXPENSE EXAMPLE


                                                                                     1      3        5        10
                                                                                    YEAR   YEARS   YEARS    YEARS
                                                LONG/SHORT FUND                     $200   $618    $1,062   $2,296



  This table describes the
  fees and expenses that you
  may pay if you buy and hold
  shares of the Long/Short
  Fund.

  Use this table to compare fees
  and expenses with those of
  other Funds. It illustrates
  the amount of fees and
  expenses you would pay,
  assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of
    each period
  - no changes in the Fund's
    operating expenses
  - reinvestment of dividends
    and distributions
  Because this example is
  hypothetical and for
  comparison purposes only, your
  actual costs will be
  different.

 [BOOK ICON]

   INVESTMENT OBJECTIVES AND STRATEGIES



   1ST SOURCE MONOGRAM INCOME EQUITY FUND
   TICKER SYMBOL:  FMIEX

   INVESTMENT OBJECTIVE

   The primary investment objective of the Income Equity Fund is to seek capital appreciation with current income as a secondary objective.

   POLICIES AND STRATEGIES

   The Fund normally invests primarily in common stocks and securities convertible into common stocks of companies with market capitalization of at least $100 million which the Advisor believes pay above average dividends or interest.

   Consistent with the Income Equity Fund's investment objective, the Fund:

        - invests substantially all, but in no event less than 80%, of its assets in equity securities

        - invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, warrants and any rights to purchase common stocks

        - may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

        - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

        - may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts

        - may invest in securities of real estate investment trusts (also known as REITs)

        - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

        - may engage in options transactions

        - may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

        - may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income

        - may invest in other investment companies

   In the event that the Advisor determines that current market conditions are not suitable for the Fund's typical investments, the Advisor may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements.

   INVESTMENT OBJECTIVES AND STRATEGIES




   1ST SOURCE MONOGRAM DIVERSIFIED EQUITY FUND

   TICKER SYMBOL:  FMDEX

   INVESTMENT OBJECTIVE

   The primary investment objective of the Diversified Equity Fund is to seek capital appreciation.

   POLICIES AND STRATEGIES

   The Fund normally invests primarily in common stocks and securities convertible into common stocks of companies with market capitalizations of $5 billion or greater which the Advisor believes are expected to demonstrate above-average revenue and earnings growth and are considered to be leaders within their industry sectors.

   Consistent with the Diversified Equity Fund's investment objective, the Fund:

        - invests substantially all, but in no event less than 80%, of its assets in equity securities

        - invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, warrants and any rights to purchase common stocks

        - may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

        - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

        - may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts

        - may invest in securities of real estate investment trusts (also known as REITs)

        - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

        - may engage in options transactions

        - may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

        - may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income

        - may invest in other investment companies

   In the event that the Advisor determines that current market conditions are not suitable for the Fund's typical investments, the Advisor may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements.

   INVESTMENT OBJECTIVES AND STRATEGIES




   1ST SOURCE MONOGRAM SPECIAL EQUITY FUND

   TICKER SYMBOL:  FMSPX

   INVESTMENT OBJECTIVE

   The primary investment objective of the Special Equity Fund is to seek capital appreciation.

   POLICIES AND STRATEGIES

   The Fund normally invests primarily in common stocks and securities convertible into common stocks of companies with market capitalizations ranging on average between $100 million and $2 billion which the Advisor believes have growth potential at a reasonable price.

   Consistent with the Special Equity Fund's investment objective, the Fund:

        - invests substantially all, but in no event less than 80%, of its assets in equity securities

        - invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, warrants and any rights to purchase common stocks

        - may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

        - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

        - may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts

        - may invest in securities of real estate investment trusts (also known as REITs)

        - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

        - may engage in options transactions

        - may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

        - may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income

        - may invest in other investment companies

   In the event that the Advisor determines that current market conditions are not suitable for the Fund's typical investments, the Advisor may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements.

   INVESTMENT OBJECTIVES AND STRATEGIES


   1ST SOURCE MONOGRAM INCOME FUND

   TICKER SYMBOL:  FMEQX

   INVESTMENT OBJECTIVE

   The investment objective of the Income Fund is to seek current income consistent with the preservation of capital.

   POLICIES AND STRATEGIES

   The Fund normally invests primarily in debt securities of all types, including variable and floating rate securities.

   Consistent with the Income Fund's investment objective, the Fund:

        - invests substantially all, but in no event less than 65%, of its total assets in debt securities

        - invests in fixed income securities consisting of bonds, fixed income preferred stocks, debentures, notes, zero-coupon securities, mortgage-related and other asset-backed securities, state municipal or industrial revenue bonds, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, debt securities convertible into, or exchangeable for, common stocks, foreign debt securities, guaranteed investment contracts, income participation loans, first mortgage loans and participation certificates in pools of mortgages issued or guaranteed by agencies or instrumentalities of the U.S. Government

        - invests only in debt securities which are rated at the time of purchase within the four highest rating categories assigned by one or more nationally recognized statistical rating organizations (NRSROs) or, if unrated, which the Advisor deems to be of comparable quality.

        - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

        - may engage in options transactions

        - may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

        - may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income

        - may purchase securities on a when-issued or delayed-delivery basis in which a security's price and yield are fixed on a specific date but payment and delivery are scheduled for a future date beyond the standard settlement period

        - may invest in other investment companies

   In the event that the Advisor determines that current market conditions are not suitable for the Fund's typical investments, the Advisor may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements.

   INVESTMENT OBJECTIVES AND STRATEGIES


   1ST SOURCE MONOGRAM LONG/SHORT FUND

   TICKER SYMBOL:  FMLSX

   INVESTMENT OBJECTIVE

   The investment objective of the Long/Short Fund is to seek capital appreciation.

   POLICIES AND STRATEGIES

   The Fund invests primarily in common stocks by maintaining both long equity positions and short equity positions.

   The Advisor believes that the best opportunities to make both short and long equity investments are when the market's perception of the values of individual companies (measured by the stock price) differs widely from the Advisor's assessment of the intrinsic values of such companies. It is the Advisor's further belief that such undervaluation and overvaluation opportunities arise due to a variety of market inefficiencies, including: changes in market participant psychology and circumstances; imperfect information; and forecasts and projections by Wall Street analysts and company representatives which differ from experienced reality.

   The Advisor attempts to identify potential opportunities within the market where significant market perception gaps may exist and invest in anticipation of changes in the market perception that will bring the stock price closer to the Advisor's estimate of intrinsic value.

   The Advisor does not attempt to time the direction of the overall market and will retain the flexibility to shift the net exposure (the value of securities held long less the value of securities held short) depending on which prioritized collection of equity investment opportunities, long or short, is more attractive regardless of the direction or trend of the overall market.

   The Advisor's process begins with valuation analysis to establish a range for fair or intrinsic company value for each potential opportunity with particular emphasis on company fundamentals. The initial valuation review includes calculating and reviewing standard ratios such as Price to Sales, Price to Book, Price to Earnings and Price Earnings to Growth for opportunities. For each prospective opportunity, the Advisor's valuation analysis process further includes building modified discounted cash flow models for the company with sensitivity analysis for changes to: revenue growth rates, operating margins, outstanding share counts, earnings multiples and tangible book value. The initial and ongoing inputs to these models will be informed by the Advisor's subjective assessment of changing sector and company specific outlooks due to forces such as: atoms-to-bits digitization; globalization of capital, labor and process knowledge; as well as increasing information and price transparency.

   INVESTMENT OBJECTIVES AND STRATEGIES


   POLICIES AND STRATEGIES
   CONTINUED

   These opportunities will be further prioritized by the Advisor based upon metrics for market participant psychology including: money flow, insider activity, stochastics, relative strength and variation from moving averages. The Advisor will enter into both "short" and "long" equity investments based upon the prioritization of opportunities. It is the expectation that these positions will be exited when the stock price moves back into the identified range which approximates intrinsic value or when additional information is received which would result in a different prioritization based upon continually changing inputs from market participant behavior.

   The Fund is a non-diversified fund, and therefore it is the Advisor's intent to focus on the most attractive opportunities and to take concentrated positions in these opportunities as they arise. This approach will limit the total number of positions in the Fund including both long and short holdings.

   Consistent with the Fund's investment objective, the Fund:

        - invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, warrants and any rights to purchase common stocks

        - may invest in fixed income securities consisting of corporate notes, bonds and debentures including securities that are rated less than investment grade at the time of purchase

        - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

        - may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts

        - may invest in securities of real estate investment trusts (also known as REITs)

        - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

        - may invest in index securities and sector securities

        - may engage in options transactions

        - may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

        - may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income

        - may invest in other investment companies

   In the event that the Advisor determines that current market conditions are not suitable for the Fund's typical investments, the Advisor may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements.

   INVESTMENT OBJECTIVES AND STRATEGIES




   INVESTMENT RISKS
   RISK FACTORS: ALL FUNDS

   An investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested.

   Generally, the Funds will be subject to the following risks:

   EQUITY RISK: The value of the equity securities held by a Fund, and thus of a Fund's shares, can fluctuate-at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. The fact that the Advisor follows a specific discipline can provide no assurance against a decline in the value of a Fund's shares.

   MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. A Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions.

   FOREIGN SECURITIES RISK: Investments in securities of non-U.S. issuers have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations and interruptions in currency flow. Investments in foreign securities also entail higher costs. A Fund's investments in foreign securities may be in the form of sponsored or unsponsored depositary receipts, such as American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"). Ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security, and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of the receipts.

   INTEREST RATE RISK: Interest rate risk refers to the risk that the value of a Fund's fixed income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

   CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in a Fund's portfolio. A Fund could lose money if the issuer of a security is unable to meet its financial obligations.

   MARKET DIRECTION RISK (THE LONG/SHORT FUND): Since the Fund has both a "long" and a "short" portfolio, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical "long only" stock fund. The Fund's results will suffer both when there is a general stock market advance and the Fund holds significant "short" equity positions, or when there is a general stock market decline when the Fund holds significant "long" equity positions.

   STOCK SELECTION RISK (THE LONG/SHORT FUND): While it may be the intent of the Advisor to take long positions in stocks that are undervalued and are expected to subsequently outperform the market and short positions in stocks that are overvalued and are expected to underperform the market, in various market conditions, there is no assurance that the Advisor will be successful in its selection process.

   INVESTMENT OBJECTIVES AND STRATEGIES


   INVESTMENT RISKS
   CONTINUED

   SHORT SALES RISK (THE LONG/SHORT FUND): There are certain unique risks associated with the use of short sales strategies. The Advisor may sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. This would occur if the securities lender required the Fund to deliver the securities the Fund had borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from other securities lenders. Moreover, because a Fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

   NON-DIVERSIFICATION RISK (THE LONG/SHORT FUND): Because the Fund is a non-diversified fund for purposes of the Investment Company Act of 1940, it may concentrate its investments in a more limited number of issuers than a diversified fund. Accordingly, the Fund is subject to the risks related to the fact that the decline in the market value of a particular security held by the Fund may directly affect the net asset value of the Fund more than if the Fund were operated as a diversified fund. In addition, because of its ability to concentrate its investments in a limited number of issuers, the Fund is more subject to the economic, political and/or regulatory factors that may affect the value of these particular issuers.

   PORTFOLIO TURNOVER RATE (THE LONG/SHORT FUND): The Fund's portfolio turnover rate is expected to exceed 200%. This type of Fund has a high portfolio turnover that necessarily results in greater transaction costs and causes more short-term capital gains (or losses) to be realized. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.

   Investments in the Funds are not deposits of 1st Source Bank or any of its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government agency.

 [BOOK ICON]

   SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES
   ----------------------------------------
   HOW NAV IS CALCULATED



   The NAV is calculated by
   adding the total value of a
   Fund's investments and
   other assets, subtracting
   its liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:



              NAV =
   Total Assets - Liabilities
   --------------------------
        Number of Shares
           Outstanding

   You may find each Fund's
   NAV daily in certain
   newspapers.

   ---------------------------
Per share net asset value (NAV) for each of the Funds is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open and when the Federal Reserve Bank of Chicago is open for business.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.

Each Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Funds' Trustees.

   PURCHASING AND ADDING TO YOUR SHARES

                                                                                  MINIMUM           MINIMUM
                                                                                  INITIAL          SUBSEQUENT
                                                         ACCOUNT TYPE            INVESTMENT        INVESTMENT
                                                   Regular
                                                   (non-retirement)                $1,000             $25
                                                   ----------------------------------------------------------
                                                   Retirement                      $1,000             $25
                                                   ----------------------------------------------------------
                                                   Automatic Investment
                                                   Plan Regular                    $   25             $25
                                                   ----------------------------------------------------------
                                                   Automatic Investment
                                                   Plan Retirement                 $  250             $25

                                     All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, starter checks, travelers' checks, money orders, cash and credit card convenience checks are not accepted.

                                     A Fund may waive its minimum purchase
                                     requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

You may purchase the Funds
through the Distributor or
through investment
representatives, who may
charge fees and may require
higher minimum investments
or impose other limitations
on buying and selling
shares. If you purchase
shares through an
investment representative,
that party is responsible
for transmitting orders by
close of business and may
have an earlier cut-off
time for purchase and sale
requests. Consult your
investment representative
for specific information.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED



   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   BY REGULAR MAIL

   Initial Investment:
   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check or cashier's check payable to "[name of Fund]."

   3. Mail to: 1st Source Monogram Funds, c/o BISYS Fund Services P.O. Box 182084, Columbus, OH 43218-2084

   Subsequent:

   1. Use the investment slip attached to your account statement. Or, if unavailable,

   2. Include the following information on a piece of paper:
      - Fund name
      - Amount invested
      - Account name
      - Account number
      Include your account number on your check.

   3. Mail to: 1st Source Monogram Funds, c/o BISYS Fund Services P.O. Box 182084, Columbus, OH 43218-2084

   BY OVERNIGHT SERVICE

   SEE INSTRUCTIONS 1-2 ABOVE FOR SUBSEQUENT INVESTMENTS.

   4. Send to: 1st Source Monogram Funds,
      c/o BISYS Fund Services,
      Attn: Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219.

   BY WIRE TRANSFER


   For information on how to request a wire transfer, call 1-800-766-8938.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   You can add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time with 60 days notice.

   AUTOMATIC INVESTMENT PLAN

   You can make automatic investments in the Funds from your bank account. Automatic investments can be as little as $25, once you've invested the $25 minimum required to open the account.

   To invest regularly from your bank account:

   - Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:
      - Your bank name, address and ABA number

      - Your checking or savings account number

      - The amount you wish to invest automatically (minimum $25)

      - How often you want to invest (monthly or quarterly)

      - Attach a voided personal check or savings deposit slip.

   -----------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. Capital gains are distributed at least annually.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION AND MAY BE SUBJECT TO INCOME TAX.
   -----------------------------------------------------------------------------


   SHAREHOLDER SERVICES AGREEMENTS



   The Funds are entitled to enter into Shareholder Services Agreements pursuant to which the Funds are authorized to make payments to certain entities which may include investment advisers, banks, trust companies and other types of service providers for providing administrative services with respect to shares of the Funds attributable to or held in the name of the service provider for its clients or other parties with whom they have a servicing relationship. Under the terms of each Shareholder Services Agreement, a Fund is authorized to pay a service provider (which may include affiliates of the Funds) a shareholder services fee which may be based on the average daily net asset value of the shares of the Fund attributable to or held in the name of the service provider for providing certain administrative services to Fund shareholders with whom the service provider has a servicing relationship, on a fixed dollar amount for each account serviced by the service provider, or some combination of each of these methods of calculation.

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES

   INSTRUCTIONS FOR SELLING SHARES
                                   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
                                   As a mutual fund shareholder, you are
                                   technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

   BY TELEPHONE (unless you have declined telephone sales privileges)
   1. Call 1-800-766-8938 with instructions as to how you wish to receive your funds (check, wire, electronic transfer).

   BY MAIL
   1. Call 1-800-766-8938 to request redemption forms or write a letter of instruction indicating:
      - your Fund and account number
      - amount you wish to redeem
      - address where your check should be sent
      - account owner signature

   2. Mail to: 1st Source Monogram Funds c/o BISYS Fund Services P.O. Box 182084 Columbus, OH 43218-2084

   BY OVERNIGHT SERVICE

   SEE INSTRUCTION 1 ABOVE UNDER "BY MAIL."
   2. Send to: 1st Source Monogram Funds, c/o BISYS Fund Services Attn:
      Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219

   WIRE TRANSFER
   You must indicate this option on your application.

   The Fund may charge a wire transfer fee.
   Note: Your financial institution may also charge a separate fee.

   Call 1-800-766-8938 to request a wire transfer.
   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   AUTOMATIC WITHDRAWAL PLAN
   You can receive automatic payments from your account on a monthly or quarterly basis. The minimum withdrawal is $100. To activate this feature:
     - Make sure you've checked the appropriate box and completed the Automatic Withdrawal section of the Account Application. Or call 1-800-766-8938.
     - Include a voided personal check.
     - Your account must have a value of $5,000 or more to start withdrawals.
     - If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.
You may sell your shares at
any time. Your sales price
will be the next NAV after
your sell order is received
by the Fund, its transfer
agent, or your investment
representative. Normally you
will receive your proceeds
within a week after your
request is received. See
section on "General Policies
on Selling Shares" below.

   SHAREHOLDER INFORMATION




   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemptions in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").

   2. Redemption requests requiring a signature guarantee. Signature guarantees are required in the following situations:

     - Your account address has changed within the last 15 business days

     - The check is not being mailed to the address on your account
     - The check is not being made payable to the owner(s) of the account
     - The redemption proceeds are being transferred to another Fund account with a different registration
     - The redemption proceeds are being wired to bank instructions currently not on your account

   Signature guarantees must be obtained from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.


   REDEMPTIONS WITHIN 10 DAYS OF SHARES PURCHASED BY CHECK



   When you have made your investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a federal funds wire.


   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

   REDEMPTION IN KIND

   The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund's operations (for example, more than 1% of the Fund's net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.


   UNDELIVERABLE DISTRIBUTION CHECKS


   For any shareholder who chooses to receive distributions in cash: If distribution checks are returned and marked as "undeliverable" or remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in your account at the then current NAV.

   DISTRIBUTION ARRANGEMENTS

   DISTRIBUTION AND SERVICE (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of a Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.


   The Advisor, at its own expense, may provide compensation to dealers in connection with sales of shares of a Fund.


   EXCHANGING YOUR SHARES

   You can exchange your shares in one Fund for shares of another 1st Source Monogram Fund. No transaction fees are charged for exchanges.



   You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to 1st Source Monogram Funds, c/o BISYS Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus OH 43219, or by calling 1-800-766-8938. Please provide the following information:
     - Your name and telephone number
     - The exact name on your account and account number
     - Taxpayer identification number (usually your Social Security number)
     - Dollar value or number of shares to be exchanged
     - The name of the Fund from which the exchange is to be made
     - The name of the Fund into which the exchange is being made

   See "Selling Your Shares" for important information about telephone transactions.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES
   CONTINUED

   NOTES ON EXCHANGES

     - The registration and tax identification numbers of the two accounts must be identical.
     - The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   FREQUENT TRADING POLICY

   Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund. The Funds believe that frequent or excessive short-term trading activity by shareholders of a Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Funds to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses, and (d) incur additional tax liability. The Funds therefore discourage frequent purchase and redemptions by shareholders and they do not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. At the present time the Funds do not impose limits on the frequency of purchases and redemptions, nor do they limit the number of exchanges into any of the Funds. The Funds reserve the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom the Funds believe has a history of abusive trading or whose trading, in the judgment of the Funds, has been or may be disruptive to the Funds. The Funds' ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading involves Fund shares held through omnibus accounts of a financial intermediary.

   1ST SOURCE MONOGRAM
   INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

   A 1st Source Monogram IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement programs. A 1st Source Monogram IRA contribution may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.
   All 1st Source Monogram IRA distribution requests must be made in writing to BISYS Fund Services. Any additional deposits to a 1st Source Monogram IRA must distinguish the type and year of the contribution.
   For more information on a 1st Source Monogram IRA call the Funds at 1-800-766-8938. Shareholders are advised to consult a tax advisor regarding IRA contribution and withdrawal requirements and restrictions.

   SHAREHOLDER INFORMATION




   DIVIDENDS, DISTRIBUTIONS AND TAXES
   Any income a Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends on the Funds (other than the Special Equity Fund and the Long/Short Fund) are usually paid monthly. Dividends on the Special Equity Fund and the Long/Short Fund are paid quarterly. Capital gains for all Funds are distributed at least annually.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

   Dividends are generally taxable as ordinary income. Taxation on capital gains will vary with the length of time the Fund has held the security -- not how long the shareholder has been in the Fund.

   Dividends are taxable in the year they are paid or credited to your account. However, dividends declared in October, November or December to shareholders of record in such a month and paid by January 31(st) are taxable on December 31(st) of the year they are declared.

   Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers:

     - Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.
     - Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.
     - A shareholder will also have to satisfy a greater than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.
     - Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

   You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax advisor about the federal, state and local tax consequences in your particular circumstances.

   The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

 [LINE GRAPH ICON]

   FUND MANAGEMENT



   THE INVESTMENT ADVISOR
   1st Source Corporation Investment Advisors, Inc. (the "Advisor"), 100 North Michigan Street, South Bend, Indiana 46601, is the investment advisor for each Fund. The Advisor is a wholly owned subsidiary of 1st Source Bank, which is a wholly owned subsidiary of 1st Source Corporation, a publicly held bank holding company. 1st Source Bank, which was founded in 1936, and its affiliates administer and manage, on behalf of their clients, assets of approximately $2 billion. 1st Source Bank has over 60 years of banking experience.

   The Advisor makes the day-to-day investment decisions for the Funds. In addition, the Advisor continuously reviews, supervises and administers each Fund's investment programs. For these advisory services, the Funds paid the following fees during the fiscal year ended March 31, 2005:

                                                                     PERCENTAGE OF
                                                                  AVERAGE NET ASSETS
                                                                    AS OF 03/31/05
                                                            ------------------------------
       Income Equity Fund                                                0.80%
                                                            ------------------------------
       Diversified Equity Fund                                           0.99%
                                                            ------------------------------
       Special Equity Fund                                               0.80%
                                                            ------------------------------
       Income Fund                                                       0.55%
                                                            ------------------------------
       Long/Short Fund                                                   1.10%
      -------------------------------------------------------------------------------------


   Information regarding the factors considered by the Board of Trustees of the Funds in connection with their most recent renewal of the Investment Advisory Agreement with respect to the Funds is provided in the Funds' Annual Report to Shareholders for the fiscal year ended March 31, 2005.


   PORTFOLIO MANAGERS

   The following individuals serve as portfolio managers for the Funds and are primarily responsible for the day-to-day management of the Funds' portfolios:

    INCOME EQUITY FUND
    RALPH SHIVE, CFA                  Mr. Shive serves as Vice President and Chief Investment
                                      Officer of the Advisor and joined 1st Source Bank in
                                      September 1989. Mr. Shive has worked as an analyst and
                                      portfolio manager for over twenty years after receiving his
                                      BA from Southern Methodist University. Mr. Shive has
                                      obtained the Chartered Financial Analyst (CFA) designation.

    INCOME FUND
    PAUL GIFFORD, CFA                 Mr. Gifford serves as Vice President and is a Portfolio
                                      Manager with the Advisor and joined 1st Source Bank in April
                                      2000. From December 1990 to April 2000, Mr. Gifford served as Assistant Vice President, Portfolio Manager and Product
                                      Manager with Bremer Trust, N.A., after receiving his B.S.
                                      from the University of Minnesota -- Mankato. Mr. Gifford has obtained the Chartered Financial Analyst (CFA) designation.

   FUND MANAGEMENT


   PORTFOLIO MANAGERS

   CONTINUED

    DIVERSIFIED EQUITY FUND
    KEVIN CAREY, CFA                  Mr. Carey serves as Vice President and is a Portfolio
                                      Manager with the Advisor and joined 1st Source Bank in June
                                      1998. From January 1993 to June 1998, Mr. Carey served as a portfolio manager and trust officer with Keycorp. From
                                      August 1988 to January 1993, Mr. Carey worked as a portfolio manager with First Union Corporation after receiving his
                                      B.S. from California University of Pennsylvania. Mr. Carey has obtained the Chartered Financial Analyst (CFA)
                                      designation.

    SPECIAL EQUITY FUND               The Special Equity Fund is managed by a team of investment professionals who are employed by the Advisor. The team is responsible for the day-to-day management of the Fund's
                                      portfolio. The team consists of Eric Boughton CFA, Jason
                                      Cooper and Bruno Riboni, each of whom shares equally in the management of the Fund's investments.



                                      Mr. Boughton joined 1st Source Bank in May 2001, after
                                      serving as Associate Portfolio Manager for Crowe Portfolio
                                      Management from 2000 to May 2001. Mr. Boughton received a
                                      B.S. in Mathematics-Applied Analysis from the University of
                                      Houston in 1997, and he has obtained the Chartered Financial
                                      Analyst (CFA) designation.



                                      Mr. Cooper joined 1st Source Bank in April 1999. He is a
                                      graduate of Purdue University with a B.S. in Business
                                      Management.



                                      Mr. Riboni joined 1st Source Bank in 1999 and has been in
                                      the investment management field since 1994. Mr. Riboni
                                      graduated from the University of Cincinnati in 1991 and
                                      received an M.B.A. from the University of Cincinnati in
                                      1993.



    LONG/SHORT FUND
    MICHAEL SHINNICK                  Mr. Shinnick serves as Portfolio Manager with the Advisor
                                      and joined 1st Source Bank in May 2003. From 1994 to 2000,
                                      Mr. Shinnick was a principal and then a partner with Diamond
                                      Technology Partners, Inc., Chicago, Illinois, a global
                                      management consulting firm. From 2000 to 2001, Mr. Shinnick was an officer with Zurich Financial Services, Inc., New
                                      York, New York, in its Z-COSM venture group. From 2002 to
                                      May 2003, Mr. Shinnick was a private investor. Mr. Shinnick received a B.A. from the University of Notre Dame.




    RALPH SHIVE, CFA                  Mr. Shive's biographical information is set forth above
                                      under the Income Equity Fund.


   Additional information about the portfolio managers' compensation arrangements, other accounts managed by the portfolio managers, as applicable, and the portfolio managers' ownership of securities of the Funds they manage is available in the Funds' Statement of Additional Information.

   The Statement of Additional Information also has more detailed information about the Advisor and the other service providers.

   FUND MANAGEMENT


   THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services, Limited Partnership is each Fund's distributor and BISYS Fund Services Ohio, Inc. is each Fund's administrator. Their address is 3435 Stelzer Road, Columbus, OH 43219.

   CAPITAL STRUCTURE. The Coventry Group was organized as a Massachusetts business trust on January 8, 1992 and overall responsibility for the management of the Funds is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series except as otherwise expressly required by law.

   DISCLOSURE OF FUND PORTFOLIO HOLDINGS

   A complete list of each Fund's portfolio holdings is publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is provided in the Statement of Additional Information (SAI).

 [HAND ICON]

   FINANCIAL HIGHLIGHTS                       INCOME EQUITY FUND



   FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with each Fund's financial statements, is included in the annual report of the Funds, which is available upon request.

                                                                             For the Years Ended
                                                                                  March 31,
                                                          ---------------------------------------------------------
                                                            2005        2004        2003        2002        2001
  NET ASSET VALUE, BEGINNING OF PERIOD                    $  12.16     $  8.87     $ 11.49     $ 10.87     $ 10.77
  -----------------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment income                                     0.14        0.17        0.18        0.17        0.17
    Net realized and unrealized gains (losses) from
      investments                                             1.91        3.39       (2.53)       1.07        1.03
  -----------------------------------------------------------------------------------------------------------------
      Total from investment activities                        2.05        3.56       (2.35)       1.24        1.20
  -----------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS:
    Net investment income                                    (0.13)      (0.16)      (0.18)      (0.17)      (0.19)
    Net realized gains                                       (0.47)      (0.11)      (0.09)      (0.45)      (0.91)
  -----------------------------------------------------------------------------------------------------------------
      Total distributions                                    (0.60)      (0.27)      (0.27)      (0.62)      (1.10)
  -----------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                          $  13.61     $ 12.16     $  8.87     $ 11.49     $ 10.87
  -----------------------------------------------------------------------------------------------------------------
      Total Return                                           17.17%      40.48%     (20.66)%     11.97%      11.51%
  RATIOS/SUPPLEMENTARY DATA:
    Net Assets at end of period (000)                     $103,127     $79,034     $52,403     $56,981     $47,104
    Ratio of expenses to average net assets                   1.19%       1.21%       1.22%       1.20%       1.18%
    Ratio of net investment income to average net assets      1.10%       1.49%       1.82%       1.58%       1.64%
    Ratio of expenses to average net assets (a)               1.44%       1.46%       1.47%       1.45%       1.43%
    Portfolio turnover                                          44%         24%         18%         32%         42%

   (a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

   FINANCIAL HIGHLIGHTS                           DIVERSIFIED EQUITY FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                                 For the Years Ended
                                                                                      March 31,
                                                            --------------------------------------------------------------
                                                              2005            2004            2003       2002       2001
  NET ASSET VALUE, BEGINNING OF PERIOD                      $  6.82         $   5.45        $  7.21    $  7.69    $  11.32
  ------------------------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment loss                                       (0.00)(a)        (0.01)         (0.01)     (0.01)      (0.02)
    Net realized and unrealized gains (losses) from
      investments                                              0.33             1.38          (1.75)     (0.47)      (2.82)
  ------------------------------------------------------------------------------------------------------------------------
      Total from investment activities                         0.33             1.37          (1.76)     (0.48)      (2.84)
  ------------------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS:
    Net investment income                                     (0.01)           (0.00)(a)         --         --          --
    Net realized gains                                           --               --             --         --       (0.79)
  ------------------------------------------------------------------------------------------------------------------------
      Total distributions                                     (0.01)              --             --         --       (0.79)
  ------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                            $  7.14         $   6.82        $  5.45    $  7.21    $   7.69
  ------------------------------------------------------------------------------------------------------------------------
      Total Return                                             4.80%           25.15%        (24.41)%    (6.24)%    (26.25)%
  RATIOS/SUPPLEMENTARY DATA:
    Net assets, end of period (000)                         $52,169         $ 42,028        $30,056    $40,766    $ 45,912
    Ratio of expenses to average net assets                    1.37%            1.38%          1.37%      1.32%       1.22%
    Ratio of net investment income to average net assets      (0.01)%          (0.17)%        (0.19)%    (0.17)%     (0.22)%
    Ratio of expenses to average net assets (b)                1.63%            1.63%          1.62%      1.57%       1.66%
    Portfolio turnover                                           43%              45%            80%        68%         29%


   (a) Amount is less than $0.005 per share.

   (b) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

   FINANCIAL HIGHLIGHTS                               SPECIAL EQUITY FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                               For the Years Ended
                                                                                    March 31,
                                                            ---------------------------------------------------------
                                                              2005        2004        2003        2002        2001
  NET ASSET VALUE, BEGINNING OF PERIOD                      $  11.54    $   7.68    $  11.25    $   9.25    $  13.78
  -------------------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment loss                                        (0.11)      (0.07)      (0.05)      (0.05)      (0.03)
    Net realized and unrealized gains (losses) from
      investments and options                                  (0.60)       3.93       (2.87)       2.63       (1.61)
  -------------------------------------------------------------------------------------------------------------------
      Total from investment activities                         (0.71)       3.86       (2.92)       2.58       (1.64)
  -------------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS:
    Net investment income                                      (0.01)         --          --          --          --
    Net realized gains                                         (2.67)         --       (0.65)      (0.58)      (2.89)
  -------------------------------------------------------------------------------------------------------------------
      Total distributions                                      (2.68)         --       (0.65)      (0.58)      (2.89)
  -------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                            $   8.15    $  11.54    $   7.68    $  11.25    $   9.25
  -------------------------------------------------------------------------------------------------------------------
      Total Return                                             (6.85)%     50.26%     (26.47)%     28.37%     (12.35)%
  RATIOS/SUPPLEMENTARY DATA:
    Net assets, end of period (000)                         $ 37,951    $ 67,071    $ 38,641    $ 44,888    $ 23,806
    Ratio of expenses to average net assets                     1.28%       1.23%       1.26%       1.24%       1.29%
    Ratio of net investment income to average net assets       (0.85)%     (0.79)%     (0.67)%     (0.57)%     (0.34)%
    Ratio of expenses to average net assets (a)                 1.53%       1.48%       1.51%       1.49%       1.54%
    Portfolio turnover                                           215%        190%        140%        130%        167%



   (a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

   FINANCIAL HIGHLIGHTS                                       INCOME FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                             For the Years Ended
                                                                                  March 31,
                                                          ---------------------------------------------------------
                                                            2005        2004        2003        2002        2001
  NET ASSET VALUE, BEGINNING OF PERIOD                     $ 10.34     $ 10.42     $  9.88     $  9.97     $  9.52
  -----------------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment income                                     0.29        0.31        0.41        0.44        0.56
    Net realized and unrealized gains (losses) from
      investments                                            (0.37)       0.02        0.61       (0.02)       0.44
  -----------------------------------------------------------------------------------------------------------------
      Total from investment activities                       (0.08)       0.33        1.02        0.42        1.00
  -----------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS:
    Net investment income                                    (0.38)      (0.41)      (0.48)      (0.51)      (0.55)
  -----------------------------------------------------------------------------------------------------------------
      Total distributions                                    (0.38)      (0.41)      (0.48)      (0.51)      (0.55)
  -----------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                           $  9.88     $ 10.34     $ 10.42     $  9.88     $  9.97
  -----------------------------------------------------------------------------------------------------------------
      Total Return                                           (0.76)%      3.26%      10.52%       4.29%      10.90%
  RATIOS/SUPPLEMENTARY DATA:
    Net assets at end of period (000)                      $75,445     $73,678     $68,754     $57,899     $53,255
    Ratio of expenses to average net assets                   0.93%       0.91%       0.92%       0.92%       0.94%
    Ratio of net investment income to average net assets      2.84%       3.06%       3.94%       4.35%       5.75%
    Ratio of expenses to average net assets (a)               1.19%       1.16%       1.17%       1.17%       1.19%
    Portfolio turnover                                          79%         58%         96%        113%        153%

   (a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

   FINANCIAL HIGHLIGHTS                                   LONG/SHORT FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                 For the Year     For the Period
                                                                     Ended          Ended March
                                                                March 31, 2005      31, 2004(a)
                                                                ---------------   ---------------
  NET ASSET VALUE, BEGINNING OF PERIOD                              $ 10.59           $ 10.00
  -----------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment income                                              0.08              0.00(b)
    Net realized and unrealized gains from investments and
      securities sold short                                            0.35              0.61
  -----------------------------------------------------------------------------------------------
      Total from investment activities                                 0.43              0.61
  -----------------------------------------------------------------------------------------------
  DISTRIBUTIONS:
    Net investment income                                             (0.09)            (0.00)(b)
    Net realized gains                                                (0.24)            (0.02)
  -----------------------------------------------------------------------------------------------
      Total distributions                                             (0.33)            (0.02)
  -----------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                                    $ 10.69           $ 10.59
  -----------------------------------------------------------------------------------------------
      Total Return                                                     4.07%             6.14%(c)
  RATIOS/SUPPLEMENTARY DATA:
    Net assets at end of period (000)                               $25,127           $18,824
    Ratio of expenses to average net assets (d)                        1.71%             1.77%(e)
    Ratio of net investment income to average net assets               0.76%             0.09%(e)
    Ratio of expenses to average net assets (d)(f)                     1.97%             2.02%(e)
    Portfolio turnover                                                  206%              120%(c)

   (a) The Fund commenced operations on August 1, 2003.

   (b) The amount is less than $0.005 per share.

   (c) Not annualized.

   (d) Includes dividend expense for securities sold short of 0.07% for the year ended March 31, 2005 and 0.06% for the period ended March 31, 2004.

   (e) Annualized.

   (f) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders contain additional information on each Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN RECEIVE FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER THAT SELLS THE FUNDS. OR CONTACT THE FUNDS AT:

                            1ST SOURCE MONOGRAM FUNDS

                            C/O BISYS FUND SERVICES

                            3435 STELZER ROAD

                            COLUMBUS, OHIO 43219

                            TELEPHONE: 1-800-766-8938

You can review each Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

  - For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-202-942-8090, or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

  - Free from the EDGAR Database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-6526.


MONPU 08/05

                     1ST SOURCE MONOGRAM INCOME EQUITY FUND

                   1ST SOURCE MONOGRAM DIVERSIFIED EQUITY FUND

                     1ST SOURCE MONOGRAM SPECIAL EQUITY FUND

                         1ST SOURCE MONOGRAM INCOME FUND

                       1ST SOURCE MONOGRAM LONG/SHORT FUND

                         EACH AN INVESTMENT PORTFOLIO OF

                               THE COVENTRY GROUP

                       STATEMENT OF ADDITIONAL INFORMATION

                                 AUGUST 1, 2005

This Statement of Additional Information is not a prospectus but should be read in conjunction with the prospectus for the 1st Source Monogram Income Equity Fund, 1st Source Monogram Diversified Equity Fund, 1st Source Monogram Special Equity Fund, 1st Source Monogram Income Fund, and 1st Source Monogram Long/Short Fund dated the same date as the date hereof (the "Prospectus"), hereinafter referred to collectively as the "Funds" and singly, a "Fund." The Funds are separate investment portfolios of The Coventry Group (the "Group"), an open-end management investment company. This Statement of Additional Information is incorporated in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing the 1st Source Monogram Funds, c/o BISYS Fund Services, at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (800) 766-8938.

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
INVESTMENT OBJECTIVES AND POLICIES......................................    1

     Additional Information on Portfolio Instruments....................    1
     Investment Restrictions............................................   10
     Portfolio Turnover.................................................   12

NET ASSET VALUE.........................................................   12

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..........................   13

     Investment Advisor.................................................   17
     Code of Ethics.....................................................   19
     Portfolio Transactions.............................................   19
     Administrator......................................................   21
     Distributor........................................................   22
     Custodians.........................................................   24
     Transfer Agency and Fund Accounting Services.......................   24
     Independent Registered Public Accounting Firm......................   25
     Legal Counsel......................................................   25

ADDITIONAL INFORMATION..................................................   25

     Description of Shares..............................................   25
     Vote of a Majority of the Outstanding Shares.......................   26
     Additional Tax Information.........................................   26
     Calculation of Performance Data....................................   31
     Distribution Rates.................................................   33
     Performance Comparisons............................................   33
     Proxy Voting.......................................................   34
     Miscellaneous......................................................   35

FINANCIAL STATEMENTS....................................................   36

                       STATEMENT OF ADDITIONAL INFORMATION

                               THE COVENTRY GROUP

      The Coventry Group (the "Group") is an open-end, diversified management investment company which currently offers its shares in separate series. This Statement of Additional Information deals with five of such portfolios, 1st Source Monogram Income Equity Fund (the "Income Equity Fund'), 1st Source Monogram Diversified Equity Fund (the "Diversified Equity Fund"), 1st Source Monogram Special Equity Fund (the "Special Equity Fund"), 1st Source Monogram Income Fund (the "Income Fund"), and 1st Source Monogram Long/Short Fund (the "Long/Short Fund"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Capitalized terms not defined herein are defined in the Prospectus. No investment in Shares of a Fund should be made without first reading the Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

Additional Information on Portfolio Instruments

      The following policies supplement the investment objectives and policies of each Fund as set forth in the Prospectus.

      BANK OBLIGATIONS. Each of the Funds may invest in bank obligations such as bankers' acceptances, certificates of deposit, and demand and time deposits.

      Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

      Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and demand and time deposits will be those of domestic banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

      COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

      The Funds may purchase commercial paper consisting of issues rated at the time of purchase by one or more appropriate nationally recognized statistical rating organizations ("NRSRO") (e.g., Standard & Poor's Corporation and Moody's Investors Service, Inc.) in one of the two highest rating categories for short-term debt obligations. The Funds may also invest in commercial paper that is not rated but that is determined by the Advisor to be of comparable quality to instruments that are so rated by an NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments.

      VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes, in which the Income Fund may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time within 30 days. While such notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns), must satisfy, for purchase by the Income Fund, the same criteria as set forth above for commercial paper for such Fund. The Advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

      FOREIGN INVESTMENT. Investments in securities issued by foreign issuers, including American Depositary Receipts ("ADRs"), may subject the Funds to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. A Fund will acquire such securities only when the Advisor believes the risks associated with such investments are minimal.

      U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

      VARIABLE AND FLOATING RATE SECURITIES. The Income Fund may acquire variable and floating rate securities, subject to such Fund's investment objectives, policies and restrictions. A variable rate security is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate security is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such securities are frequently not rated by credit rating agencies; however, unrated variable and floating rate securities purchased by the Income Fund will be determined by the Advisor to be of comparable quality at the time of purchase to rated instruments eligible for purchase under such Fund's investment policies. In making such determinations, the Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate security purchased by the Income Fund, the Income Fund may resell the security at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Income Fund to dispose of a variable or floating rate security in the event the issuer of the security defaulted on its payment obligations and the Income Fund could, as a result or for other reasons, suffer a loss to the extent of the default. To the extent that there exists no readily available market for such security and the Income Fund is not entitled to receive the principal amount of a note within seven days, such a security will be treated as an illiquid security for purposes of calculation of such Fund's limitation on investments in illiquid securities, as set forth in the Income Fund's investment restrictions. Variable or floating rate securities may be secured by bank letters of credit.

      RESTRICTED SECURITIES. Securities in which the Funds may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), such as securities issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the Federal securities laws, and generally are sold to institutional investors such as the Funds who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. Any such restricted securities will be considered to be illiquid for purposes of a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Group, the Advisor has determined such securities to be liquid because such securities are eligible for resale under Rule 144A under the 1933 Act and are readily saleable. Each Fund will limit its investment in Section 4(2) securities to not more than 10% of its net assets.

      OPTIONS TRADING. Each Fund may purchase and write (sell) put and call options. A put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Put and call options purchased by the Funds will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

      When a Fund writes a call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between bid and asked price. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

      Each Fund may also purchase or sell (write) index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

      FUTURES CONTRACTS. Each of the Funds may enter into futures contracts. This investment technique is designed primarily to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

      The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

      Futures transactions involve brokerage costs and require a Fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid securities, to cover its performance under such contracts. A Fund may lose the expected benefit of futures transactions if interest rates, securities prices or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

      REGULATORY RESTRICTIONS. When purchasing a futures contract or writing a put option, a Fund will maintain in a segregated account cash or liquid securities equal to the value of such contracts.

      A Fund will not enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if such non-hedging positions would exceed the limitations established in CFTC regulations. Currently, non-hedging transactions are subject to either of two alternative limitations. Under one alternative, the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options may not exceed 5% of the fair market value of a Fund's net assets (after taking into account unrealized profits and unrealized losses on any such contracts). Under the other alternative, which has been established by the CFTC on a temporary basis, the aggregate net notional value of non-hedging futures contracts and related options may not exceed the liquidation value of a Fund's portfolio (after taking into account unrealized profits and unrealized losses on any such contracts). A Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such Fund holds or intends to purchase.

      WHEN-ISSUED SECURITIES. The Income Fund may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When such Fund agrees to purchase securities on a "when-issued" basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Income Fund's custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Income Fund's commitment. It may be expected that the Income Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Income Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of the Advisor to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceeded 25% of the value of its total assets. Under normal market conditions, however, the Income Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its total assets.

      When the Income Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Income Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Income Fund will engage in "when-issued" delivery transactions only for the purpose of acquiring portfolio securities consistent with such Fund's investment objectives and policies and not for investment leverage.

      MORTGAGE-RELATED SECURITIES. The Income Fund may, consistent with its investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or issued by nongovernmental entities.

      Mortgage-related securities, for purposes of the Prospectus and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the

Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Income Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the security and lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to the Income Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Income Fund will receive when these amounts are reinvested.

      The Income Fund may also invest in mortgage-related securities which are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. Mortgage-related securities will be purchased only if rated in the three highest bond rating categories assigned by one or more appropriate NRSROs, or, if unrated, which the Advisor deems to be of comparable quality.

      There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

      REIT SECURITIES. The Funds may invest in securities of real estate investment trusts ("REITs"). REITs are corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

      REITs generally can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and derives its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT.

      Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to such companies, and companies which service the real estate industry.

      Direct investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

      REPURCHASE AGREEMENTS. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from banks and registered broker-dealers which the Advisor deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). This requirement will be continually monitored by the Advisor. If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Group believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Group if presented with the question. Securities subject to repurchase agreements will be held by that Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

      REVERSE REPURCHASE AGREEMENTS. Each of the Funds may borrow funds by entering into reverse repurchase agreements in accordance with that Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

      SECURITIES OF OTHER INVESTMENT COMPANIES. Each Fund may invest in securities issued by other investment companies. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by such Fund, except as such securities may be acquired as part of a merger, consolidation or acquisition of assets and further, except as may be permitted by Section 12(d) of the 1940 Act or except as may be permitted by the Securities and Exchange Commission ("SEC exemption"). Each Fund qualifies under the SEC exemption and may invest more than 5 % of its total assets in a single investment company provided that no more than 25% of its total assets are invested in all investment companies and applicable diversification requirements under the 1940 Act for other investments are satisfied. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that such Fund bears directly in connection with its own operations. Investment companies in which the Funds may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by such Fund and, therefore, will be borne directly by shareholders.

      Included in this investment category are investments in exchange traded funds ("ETFs"). ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to gain exposure to a portion of the U.S. or a foreign market rather than purchasing the actual underlying securities. The risks of owning an ETFs generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that are part of their costs.

      SHORT SALES. The Long/Short Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund must arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund from the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced. The Fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or obligations of the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"). In addition, the Fund will place in a segregated account with its custodian an amount of cash or U.S. Government Securities equal to the difference, if any, between (a) the current market value of the securities sold, and (b) any cash or U.S. Government Securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Fund will maintain the segregated account daily at a level so that the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short. The Fund will incur a loss as a result of a short sale (other than a short sale against the box, see below) if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Possible losses from such short sales differ from losses that could be incurred from a purchase of a security, because losses from such short sales may be unlimited, whereas losses from purchases of a security can equal only the total amount invested.

      LOWER RATED OR UNRATED SECURITIES. The Long/Short Fund may invest in securities that are rated lower than investment grade. Securities rated Baa by Moody's or BBB by S&P, or deemed of comparable quality by the Advisor, may have speculative characteristics. Securities rated below investment grade, i.e., below Baa or BBB, or deemed of comparable quality by the Advisor, have higher yields but also involve greater risks than higher rated securities. Under guidelines used by rating agencies, securities rated below investment grade, or deemed of comparable quality, have large uncertainties or major risk exposures in the event of adverse conditions, which features outweigh any quality and protective characteristics. Securities with the lowest ratings are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or to be in default or not current in the payment of interest or principal. Such securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of such securities held by the Fund with a commensurate effect on the value of its shares.

      The secondary market for lower rated securities is not as liquid as that for higher rated securities. This market is concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and investment companies. In addition, the trading market for lower rated securities is generally lower than that for higher-rated securities, and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the Fund's ability to dispose of these securities and may limit its ability to obtain accurate market quotations for purposes of determining the value of its assets. Less liquid secondary markets may also affect the Fund's ability to sell securities at their fair value. In addition, the Fund may invest up to 15% of its net assets, measured at the time of investment, in illiquid securities, which may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of the Fund's assets invested in illiquid securities may increase.

      In the case of corporate debt securities, while the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, such securities generally present a higher degree of credit risk. Issuers of these securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

Investment Restrictions

      Each Fund's investment objective is a non-fundamental policy and may be changed without a vote of the holders of a majority of such Fund's outstanding Shares. The following investment restrictions may be changed with respect to a particular Fund only by a vote of the majority of the outstanding Shares of that Fund (as defined under "ADDITIONAL INFORMATION - Vote of a Majority of the Outstanding Shares").

      Each of the Funds may not:

      1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations, if, immediately after such purchase, more than 5% of such Fund's total assets would be invested in such issuer or such Fund would hold more than 10% of the outstanding voting securities of such issuer, except that up to 25% of a Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or repurchase agreements secured by such obligations. (This restriction does not apply to the Long/Short Fund).

      2. Purchase any securities which would cause more than 25% of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry; provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

      3. Borrow money or issue senior securities except as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder;

      4. Make loans, except that each Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions, and enter into repurchase agreements;

      5. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities and except as may be necessary to make margin payments in connection with derivative securities transactions;

      6. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities;"

      7. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

      8. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Fund.

      The following additional investment restrictions may be changed without the vote of a majority of the outstanding Shares of a Fund. Such restrictions apply to each Fund, except in the case of the Long/Short Fund, which may engage in short sales.

      Each Fund may not:

      1. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom;

      2. Engage in any short sales; and

      3. Mortgage or hypothecate the Fund's assets in excess of one-third of the Fund's total assets.

      If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities, repurchase agreements with maturities in excess of seven days and other instruments in such Fund which are not readily marketable to exceed the limit set forth in such Fund's Prospectus for its investment in illiquid securities, the Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, such Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

Portfolio Turnover

      The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

      The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in additional tax consequences to a Fund's Shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

                                 NET ASSET VALUE

      As indicated in the Prospectus, the net asset value of each Fund is determined and the Shares of each Fund are priced as of the Valuation Time on each Business Day of that Fund. A "Business Day" of a Fund is a day on which the New York Stock Exchange is open for trading, the Federal Reserve Bank of Chicago is open for business and any other day (other than a day on which no Shares of that Fund are tendered for redemption and no order to purchase any Shares of that Fund is received) during which there is sufficient trading in portfolio instruments that such Fund's net asset value per share might be materially affected. The New York Stock Exchange will not open in observance of the following holidays: New Years Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The Funds do not expect to determine the net asset value of their shares on any day when the Exchange is not open for trading, even if there is sufficient trading in portfolio securities on such days to materially affect the net asset value per share.

      Investments in securities for which market quotations are readily available are valued based upon their current available prices in the principal market in which such securities are normally traded. Unlisted securities for which market quotations are readily available are valued at such market value. Securities and other assets for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees of the Group. Short-term securities (i.e., with maturities of 60 days or less) are valued at either amortized cost or original cost plus accrued interest, which approximates current value.

      Among the factors that will be considered, if they apply, in valuing portfolio securities held by a Fund are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

      The Group may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. Certain instruments, for which pricing services used for the Funds do not provide prices, may be valued by the Group using methodologies similar to those used by pricing services, where such methodologies are believed to reflect fair value of the subject security. The methods used by the pricing service and the Group and the valuations so established will be reviewed by the Group under the general supervision of the Group's Board of Trustees. Several pricing services are available, one or more of which may be used by the Advisor from time to time.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

      Shares of each of the Funds are sold on a continuous basis by BISYS Fund Services Limited Partnership ("BISYS"), and BISYS has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from BISYS, Shares may be purchased through procedures established by BISYS in connection with the requirements of accounts at the Advisor or the Advisor's affiliated entities (collectively, "Entities"). Customers purchasing Shares of the Funds may include officers, directors, or employees of the Advisor or the Entities.

      The Group may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or (d) an emergency exists as a result of which
(i) disposal by the Group of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Group to determine the fair value of its net assets.

                             MANAGEMENT OF THE GROUP

Trustees and Officers

      Overall responsibility for management of the Group rests with its Board of Trustees. The Trustees elect the officers of the Group to supervise actively its day-to-day operations.

      The names of the Trustees and officers of the Group, their addresses, ages and principal occupations during the past five years are provided in the tables below. Trustees that are deemed "interested persons," as defined in the 1940 Act, are listed as "Interested Trustees" in the table. Trustees who are not interested persons are referred to as Independent Trustees.

      INTERESTED TRUSTEES*

                                           TERM OF                            NUMBER OF FUNDS
                         POSITION(S)    OFFICE** AND         PRINCIPAL        IN FUND COMPLEX         OTHER
                        HELD WITH THE     LENGTH OF    OCCUPATION(S) DURING     OVERSEEN BY       DIRECTORSHIPS
NAME, ADDRESS AND AGE       FUNDS        TIME SERVED      PAST FIVE YEARS         TRUSTEE        HELD BY TRUSTEE
---------------------   -------------   ------------   --------------------   ---------------   -----------------
Walter B. Grimm         Trustee         Since 1996.    From June 1992 to            16          American
3435 Stelzer Road                                      present, employee                        Performance
Columbus, Ohio 43219                                   of BISYS Fund                            Funds; Legacy
Age: 59                                                Services.                                Funds Group;
                                                                                                Performance Funds
                                                                                                Trust; Variable
                                                                                                Insurance Funds

R. Jeffrey Young        President and   Since 1999.    From October 1993            16          n/a
3435 Stelzer Road       Chairman of                    to present,
Columbus, Ohio 43219    the Board of                   employee of BISYS
Age: 40                 Trustees                       Fund Service.

* Mr. Grimm and Mr. Young are each considered to be an "interested person" of the Group as defined in the 1940 Act due to their employment with BISYS Fund Services, the Funds' distributor and administrator.

      INDEPENDENT TRUSTEES

                                           TERM OF                            NUMBER OF FUNDS
                         POSITION(S)    OFFICE** AND         PRINCIPAL        IN FUND COMPLEX        OTHER
                        HELD WITH THE     LENGTH OF    OCCUPATION(S) DURING     OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE       FUNDS        TIME SERVED      PAST FIVE YEARS         TRUSTEE       HELD BY TRUSTEE
---------------------   -------------   ------------   --------------------   ---------------   ---------------
Maurice G. Stark          Trustee        Since 1992.    Retired.                     16             Variable
3435 Stelzer Road                                                                               Insurance Funds
Columbus, Ohio 43219
Age: 69

Michael M. Van Buskirk    Trustee     Since 1992.   From June 1991 to        16        Variable
3435 Stelzer Road                                   present, employee of           Insurance Funds
Columbus, Ohio 43219                                and current Chief
Age: 58                                             Executive Officer
                                                    of The Ohio Bankers
                                                    Association (trade
                                                    association).

Diane E. Armstrong        Trustee     Since 2004.   From August 2003 to      16          n/a
3435 Stelzer Road                                   present, Principal
Columbus, Ohio 43219                                of King, Dodson
Age: 40                                             Armstrong Financial
                                                    Advisors, Inc.; from
                                                    April 2000 to August
                                                    2003, Director of
                                                    Financial Planning,
                                                    Hamilton Capital
                                                    Management.

** Trustees hold their position with the Trust until their resignation or removal.

      OFFICERS WHO ARE NOT TRUSTEES

                          POSITION(S) HELD    TERM OF OFFICE** AND    PRINCIPAL OCCUPATION(S) DURING PAST
NAME, ADDRESS AND AGE      WITH THE FUNDS     LENGTH OF TIME SERVED                FIVE YEARS
---------------------   -------------------   ---------------------   ------------------------------------
Chris Sabato            Treasurer             Since 2004.             From February 1993 to present,
3435 Stelzer Road                                                     employee of BISYS Fund Services.
Columbus, Ohio 43219
Age: 36

Timothy Bresnahan       Secretary             Since 2005.             From February 2005 to present,
3435 Stelzer Road                                                     employee of BISYS Fund Services;
Columbus, Ohio 43219                                                  from March 2004 to February 2005,
Age: 36                                                               associate of the law firm of
                                                                      Greenberg Traurig, P.A.; from
                                                                      October 2003 to March 2004, employee
                                                                      of Deutsche Bank Asset Management,
                                                                      Inc.; from September 2001 to
                                                                      February 2003, associate of the law
                                                                      firm of Goodwin Procter, LLP

Alaina V. Metz          Assistant Secretary   Since 1995.             From June 1995 to present, employee
3435 Stelzer Road                                                     of BISYS Fund Services.
Columbus, Ohio 43219
Age: 37

George L. Stevens       Chief Compliance      Since 1996.             From September 1996 to present,
3435 Stelzer Road       Officer                                       employee of BISYS Fund Services.
Columbus, Ohio 43219
Age: 54

** Officers hold their positions with the Trust until a successor has been duly elected and qualified.

BOARD COMMITTEES

      The Board has an Audit Committee, Nominating Committee and Valuation Committee. The Audit Committee oversees the Group's accounting and financial reporting policies and practices and oversees the quality and objectivity of the Group's financial statements and the independent audit thereof. The members of the Audit Committee, which met twice during the last fiscal year, include all of the Board's independent trustees: Maurice G. Stark, Michael M. Van Buskirk, and Diane E. Armstrong. The Nominating Committee, also comprised of all of the independent trustees, evaluates the qualifications of candidates and makes nominations for independent trustee membership on the Board. The Nominating Committee does not consider nominees recommended by shareholders. During the last fiscal year, the Nominating Committee held one meeting. The purpose of the Valuation Committee, which is comprised of at least two Trustees at all times, one of whom must be an Independent Trustee, is to oversee the implementation of the Group's valuation procedures and to make fair value determinations on behalf of the Board as specified in the valuation procedures. The Valuation Committee meets quarterly.

OWNERSHIP OF SECURITIES

      As of the date of this Statement of Additional Information, the Group's Trustees and officers, as a group, owned less than 1% of each Fund's outstanding Shares. For the year ended December 31, 2004, the dollar range of equity securities owned beneficially by each Trustee in the Funds and in any registered investment companies overseen by the Trustee within the same family of investment companies as the Funds is as follows:

INTERESTED TRUSTEES

                                               AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                 IN ALL REGISTERED INVESTMENT COMPANIES
                    DOLLAR RANGE OF EQUITY     OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEE     SECURITIES IN THE FUNDS                     COMPANIES
----------------    -----------------------    -------------------------------------------
Walter B. Grimm               $0                                   $0

R. Jeffrey Young              $0                                   $0

INDEPENDENT TRUSTEES

                                                       AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                         IN ALL REGISTERED INVESTMENT COMPANIES
                          DOLLAR RANGE OF EQUITY       OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEE           SECURITIES IN THE FUNDS                       COMPANIES
----------------------    -----------------------    ---------------------------------------------
Maurice G. Stark             $10,001 - $50,000                      $10,001 - $50,000

Michael M. Van Buskirk              $0                                     $0

Diane E. Armstrong                  $0                                     $0

     The Officers of the Group (other than the Chief Compliance Officer) receive no compensation directly from the Group for performing the duties of their offices. BISYS Fund Services may receive fees pursuant to the Distribution and Shareholder Services Plan and the Administrative Services Plan. BISYS Fund Services Ohio, Inc. ("BISYS") receives fees from the Funds for acting as administrator and transfer agent and for providing certain fund accounting services. Messrs. Young, Grimm, Sabato, Bresnahan and Stevens and Ms. Metz are employees of BISYS.

      Trustees of the Group not affiliated with BISYS or BISYS Fund Services receive from the Group an annual fee of $3,000, plus $2,250 for each regular meeting of the Board of Trustees attended and $1,000 for each special meeting of the Board attended in person and $500 for other special meetings of the Board attended by telephone, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees of the Group also receive $1,000 for participation in Audit Committee meetings and $500 for participation in all other committee meetings. Trustees who are affiliated with BISYS or BISYS Fund Services do not receive compensation from the Group.

      For the fiscal year ended March 31, 2005 the Trustees received the following compensation from the Group and from certain other investment companies (if applicable) that have the same investment advisor as the Funds or an investment advisor that is an affiliated person of the Group's investment advisor:

                                                         PENSION OR                            TOTAL COMPENSATION
                                                    RETIREMENT BENEFITS    ESTIMATED ANNUAL     FROM THE FUND AND
                          AGGREGATE COMPENSATION     ACCRUED AS PART OF      BENEFITS UPON      FUND COMPLEX PAID
    NAME OF TRUSTEE           FROM THE FUNDS           FUNDS EXPENSES         RETIREMENT         TO THE TRUSTEES
----------------------    ----------------------    -------------------    ----------------    ------------------
Walter B. Grimm                $         0                $     0              $     0            $          0

Maurice G. Stark               $     4,783                $     0              $     0            $     14,500

Michael M. Van Buskirk         $     4,783                $     0              $     0            $     14,500

John H. Ferring IV*            $     2,967                $     0              $     0            $      8,250

R. Jeffrey Young               $         0                $     0              $     0            $          0

Diane E. Armstrong**           $     1,338                $     0              $     0            $      4,000

* Mr. Ferring resigned as a Trustee as of November 18, 2004.

** Ms. Armstrong was elected as a Trustee as of November 18, 2004.

Investment Advisor

      Prior to May 12, 2001, investment advisory and management services were provided to the Funds (except for the Long/Short Fund which was not in existence at that time) by 1st Source Bank (the "Former Advisor"), pursuant to an Investment Advisory Agreement dated as of October 23, 1998. Effective May 12, 2001, 1st Source Corporation Investment Advisors, Inc., a wholly-owned subsidiary of 1st Source Bank, replaced the Former Advisor as investment advisor to the Funds pursuant to an Assumption Agreement between the Advisor, Former Advisor and the Funds dated May 11, 2001. Under the terms of the Investment Advisory Agreement the Advisor has agreed to provide investment advisory services to the Funds. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, each Fund pays the Advisor a fee, computed daily and paid monthly, at the following annual rates: (1) for the Diversified Equity Fund, ninety-nine one-hundredths of one percent (0.99%) of such Fund's average daily net assets; (2) for both the Income Equity Fund and the Special Equity Fund, eighty one-hundredths of one percent (0.80%) of such Fund's average daily net assets; and (3) for the Income Fund, fifty-five one-hundredths of one percent (0.55%) of such Fund's average daily net assets. The Advisor provides investment advisory services to the Long/Short Fund pursuant to an Investment Advisory Agreement dated August 1, 2003 at the annual rate of one hundred ten one-hundredths of one percent (1.10%) of that Fund's average daily net assets. The Advisor may from time to time voluntarily reduce all or a portion of its advisory fee with respect to a Fund to increase the net income of that Fund available for distribution as dividends.

      For each of the past three fiscal years, the Advisor earned the amounts indicated below with respect to investment advisory services provided to each Fund pursuant to the Investment Advisory Agreement.

                                              FISCAL YEAR ENDED      FISCAL YEAR ENDED      FISCAL YEAR ENDED
                                                MARCH 31, 2003        MARCH 31, 2004         MARCH 31, 2005
                                              -----------------      -----------------      -----------------
Income Equity Fund ......................          $425,111              $528,968               $713,136
Diversified Equity Fund .................          $323,340              $360,930               $466,133
Special Equity Fund .....................          $328,220              $435,530               $390,273
Income Fund .............................          $352,305              $399,846               $406,835
Long/Short Fund(1).......................            N/A                 $ 94,573               $240,720

(1)   The Long/Short Fund commenced operations on August 1, 2003.

      Unless sooner terminated, the Investment Advisory Agreement for each Fund will continue in effect until February 28, 2006, and year to year thereafter for successive annual periods if, as to each Fund, such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of the relevant Fund (as defined under "GENERAL INFORMATION Miscellaneous" in the Funds' Prospectus), and a majority of the Trustees who are not parties to each Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to each Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. Each Investment Advisory Agreement is terminable as to a Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Advisor. Each Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

      Each Investment Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties, or from reckless disregard by the Advisor of its duties and obligations thereunder.

      The annual continuation of the Investment Advisory Agreement for each Fund was last approved by both a majority of the Trustees and a majority of the independent Trustees at a meeting held on February 17, 2005.

      The Advisor has licensed the name "1st Source Monogram" to the Funds on a royalty-free basis, and the Advisor has reserved to itself the right to grant the non-exclusive right to use the name "1st Source Monogram" to any other person. At such time as the Investment Advisory Agreement is no longer in effect, the Advisor may require the Funds to cease using the name "1st Source Monogram."

PORTFOLIO MANAGER INFORMATION

Ralph Shive serves as Portfolio Manager for the Income Equity Fund and Co-Portfolio Manager for the Long/Short Fund; Paul Gifford serves as Portfolio Manager for the Income Fund; Kevin Carey serves as Portfolio Manager for the Diversified Equity Fund; Eric Boughton, Jason Cooper and Bruno Riboni serve as co-Portfolio Managers for the Special Equity Fund; and Michael Shinnick serves as co-Portfolio Manager for the Long/Short Fund. The following table lists the number and types of other accounts managed by each individual and assets under management in those accounts as of March 31, 2005:

-----------------------------------------------------------------------------------------------------------------

                                               OTHER POOLED
               OTHER REGISTERED     ASSETS      INVESTMENT      ASSETS                    ASSETS     TOTAL ASSETS
PORTFOLIO     INVESTMENT COMPANY    MANAGED      VEHICLE        MANAGED      OTHER        MANAGED      MANAGED*
 MANAGER           ACCOUNTS      ($ MILLIONS)    ACCOUNTS    ($ MILLIONS)   ACCOUNTS   ($ MILLIONS)  ($ MILLIONS)
-----------------------------------------------------------------------------------------------------------------
RALPH SHIVE           0               n/a           1            $90          25          $75          $165
-----------------------------------------------------------------------------------------------------------------
PAUL GIFFORD          0               n/a           3           $200          25          $75          $275
-----------------------------------------------------------------------------------------------------------------
KEVIN CAREY           0               n/a           1            $50          50          $75          $125
-----------------------------------------------------------------------------------------------------------------
ERIC BOUGHTON         0               n/a           1            $20           0           $0           $20
-----------------------------------------------------------------------------------------------------------------
JASON COOPER          0               n/a           1            $20          25          $85          $105
-----------------------------------------------------------------------------------------------------------------
BRUNO RIBONI          0               n/a           1            $20          50         $120          $140
-----------------------------------------------------------------------------------------------------------------
MICHAEL SHINNICK      0               n/a           0             $0          50          $75           $75
-----------------------------------------------------------------------------------------------------------------

* If an account has a co-portfolio manager, the total number of accounts and assets has been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

As indicated in the table above, portfolio managers at the Adviser may manage accounts for multiple clients. Portfolio managers at the Adviser make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, the Adviser may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by a portfolio manager will vary.

Each portfolio manager's compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the Adviser for the given time period, and, to a certain extent, on the overall performance results of the accounts managed by the portfolio manager.

The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the potential conflicts associated with managing multiple accounts for multiple clients.

The dollar range of equity securities beneficially owned by the Funds' portfolio managers in the Funds they manage as of March 31, 2005 is as follows:

---------------------------------------------------------------------------------------------------------------------
                                                                 DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY
PORTFOLIO MANAGER                       FUND                                         OWNED
---------------------------------------------------------------------------------------------------------------------
RALPH SHIVE                      INCOME EQUITY FUND                           $10,001 - $50,000
---------------------------------------------------------------------------------------------------------------------
RALPH SHIVE                        LONG/SHORT FUND                            $10,001 - $50,000
---------------------------------------------------------------------------------------------------------------------
PAUL GIFFORD                         INCOME FUND                                 $1 - $10,000
---------------------------------------------------------------------------------------------------------------------
KEVIN CAREY                    DIVERSIFIED EQUITY FUND                        $50,001 - $100,000
---------------------------------------------------------------------------------------------------------------------
ERIC BOUGHTON                    SPECIAL EQUITY FUND                             $1 -$10,000
---------------------------------------------------------------------------------------------------------------------
JASON COOPER                     SPECIAL EQUITY FUND                             $1 -$10,000
---------------------------------------------------------------------------------------------------------------------
BRUNO RIBONI                     SPECIAL EQUITY FUND                          $10,001 - $50,000
---------------------------------------------------------------------------------------------------------------------
MICHAEL SHINNICK                   LONG/SHORT FUND                            $50,001 - $100,000
---------------------------------------------------------------------------------------------------------------------

Code of Ethics

      The Group, the Advisor and the Distributor have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the Investment Company Act of 1940, applicable to securities trading practices of its personnel. Each Code permits covered personnel to trade in securities in which a Fund may invest, subject to certain restrictions and reporting requirements.

Portfolio Transactions

      Pursuant to the Investment Advisory Agreement with respect to each Fund, the Advisor determines, subject to the general supervision of the Board of Trustees of the Group and in accordance with each such Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions.

      Purchases and sales of portfolio securities with respect to the Income Fund usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price.

      Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Group, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

      Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Advisor in its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Advisor may receive orders for transactions on behalf of the Funds. The Advisor is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing each such Fund's brokerage transactions which is in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the Advisor determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of that particular transaction or in terms of all of the accounts over which it exercises investment discretion. Any such research and other statistical and factual information provided by brokers to a Fund or to the Advisor is considered to be in addition to and not in lieu of services required to be performed by the Advisor under its agreement regarding management of the Fund. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among the Funds and other clients of the Advisor who may indirectly benefit from the availability of such information. Similarly, the Funds may indirectly benefit from information made available as a result of transactions effected for such other clients.

      Under the Investment Advisory Agreement the Advisor is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event the Advisor does follow such a practice, it will do so on a basis which is fair and equitable to the Group and the Funds.

      While the Advisor generally seeks competitive commissions, the Group may not necessarily pay the lowest commission available on each brokerage transaction, for reasons discussed above. For the fiscal years ended March 31, 2003, 2004, and 2005, each Fund paid the following brokerage commissions in connection with their respective portfolio transactions:

                                     BROKERAGE COMMISSIONS
                                  FISCAL YEAR ENDED March 31
                                  2003       2004       2005
FUND                            --------   --------   --------
Income Equity Fund............  $ 84,066   $ 89,600   $144,767
Diversified Equity Fund.......  $ 86,849   $ 60,085   $ 61,460
Special Equity Fund...........  $203,488   $286,166   $466,746
Income Fund...................  $      0   $  2,057   $  4,380
Long/Short Fund(1)............       N/A   $ 46,748   $ 95,564

(1) The Long/Short Fund commenced operations on August 1, 2003.

      Except as otherwise disclosed to the Shareholders of the Funds and as permitted by applicable laws, rules and regulations, the Group will not, on behalf of the Funds, execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Advisor, BISYS, or their affiliates, and will not give preference to the Advisor's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

      Investment decisions for each Fund are made independently from those for the other Funds, other funds of the Group or any other investment company or account managed by the Advisor. Any such other fund, investment company or account may also invest in the same securities as the Group on behalf of the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another fund of the Group, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Funds, the Advisor will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Group is a customer of the Advisor, any of its parents or subsidiaries or affiliates and, in dealing with its customers, the Advisor, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds or any other fund of the Group.

Administrator

      BISYS Ohio serves as administrator (the "Administrator") to the Funds pursuant to a Management and Administration Agreement dated as of October 23, 1998, as amended April 18, 2005 (the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed by the Advisor under the Investment Advisory Agreement, by The Fifth Third Bank under the Custody Agreement and by BISYS Ohio under the Transfer Agency Agreement and Fund Accounting Agreement). The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

      Under the Administration Agreement, the Administrator has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, assist the Group or its designee in the preparation of, and file all of the Funds' federal and state tax returns and required tax filings other than those required to be made by the Funds' custodian and Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of the Group's counsel; assist to the extent requested by the Group with the Group's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of each Fund, including calculation of daily expense accruals; and generally assist in all aspects of the Funds' operations other than those performed by the Advisor under the Investment Advisory Agreement, by The Fifth Third Bank under the Custody Agreement and by BISYS Ohio, Inc. under the Transfer Agency and Fund Accounting Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

      The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, equal to a fee calculated daily and paid periodically, at the annual rate equal to fifteen one-hundredths of one percent (0.15%) of that Fund's average daily net assets.

      For each of the past three fiscal years, the Administrator earned the amounts indicated below with respect to its services to each Fund pursuant to the Administration Agreement:

                           FISCAL YEAR ENDED   FISCAL YEAR ENDED   FISCAL YEAR ENDED
                             MARCH 31, 2003     MARCH 31, 2004       MARCH 31, 2005
                           -----------------   -----------------   -----------------
Income Equity Fund........     $106,279           $132,243              $178,286
Diversified Equity Fund...     $ 65,322           $ 72,915              $ 94,169
Special Equity Fund.......     $ 82,056           $108,883              $ 97,569
Income Fund...............     $128,112           $145,399              $147,941
Long/Short Fund(1)........          N/A           $ 17,195              $ 43,768

      (1) The Long/Short Fund commenced operations on August 1, 2003.

      Unless sooner terminated as provided therein, the Administration Agreement's term expires on October 23, 2005. The Administration Agreement thereafter shall be renewed automatically for successive one-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term.

      The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Group's Board of Trustees or by the Administrator.

      The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by any Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Distributor

      BISYS serves as agent for each of the Funds in the distribution of its Shares pursuant to a Distribution Agreement dated as of June 14, 2005 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect for successive annual periods if, as to each Fund, such continuance is approved at least annually by (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) by the vote of a majority of the Trustees of the Group who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

      In its capacity as Distributor, BISYS enters into selling agreements with intermediaries that solicit orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. BISYS receives annual compensation of $18,750 under the Distribution Agreement with the Group. BISYS has entered into a Distribution

Services Agreement with the Advisor in connection BISYS' services as distributor of the Funds pursuant to which the Advisor undertakes to pay BISYS amounts owed to BISYS under the terms of the Distribution Agreement to the extent that the Funds are not otherwise authorized to make such payments.

      The Group has adopted a Distribution and Shareholder Service Plan (the "Plan") with respect to the Funds pursuant to Rule 12b-1 under the 1940 Act under which each Fund is authorized to pay BISYS in an amount not in excess, on an annual basis, of 0.25% of the average daily net asset value of the Shares of that Fund (the "12b-1 Fee"). Payments of the 12b-1 Fee to BISYS will be used (i) to compensate Participating Organizations (as defined below) for providing distribution assistance relating to a Fund's Shares, (ii) for promotional activities intended to result in the sale of Shares and distribution of prospectuses to other than current shareholders, and (iii) to compensate Participating Organizations for providing shareholder services with respect to their customers who are, from time to time, beneficial and record holders of Shares. Participating Organizations include banks (including affiliates of the Advisor), broker-dealers, the Advisor, BISYS and other institutions. Payments to such Participating Organizations may be made pursuant to agreements entered into with BISYS.

      As required by Rule 12b-1, the Plan was approved by the initial Shareholders of each of the Funds and by the Board of Trustees, including a majority of the Trustees who are not interested persons of any of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan may be terminated as to a Fund by vote of a majority of the Independent Trustees, or by vote of majority of the outstanding Shares of that Fund. Any change in the Plan that would materially increase the distribution cost to a Fund requires Shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Group shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Shares of the Fund. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit each Fund and its Shareholders.

      The Board of Trustees of the Group believes that the Plan is in the best interests of each Fund since it encourages Fund growth and maintenance of Fund assets. As a Fund grows in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

      BISYS may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's Shares including, but not limited to, those discussed above.

      For the fiscal year ended March 31, 2005, each Fund incurred the following amounts pursuant to the Plan for payments to have been made to BISYS for certain distribution and shareholder services described above, all of which fees were waived:

                                            FISCAL YEAR ENDED
                                              MARCH 31, 2005
Income Equity Fund ...................           $222,855
Diversified Equity Fund ..............           $117,710
Special Equity Fund ..................           $121,960
Income Fund...........................           $184,924
Long/Short Fund.......................           $ 54,709

Custodians

      Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 serves as the custodian for each of the Funds (except the Long/Short Fund) pursuant to a Custody Agreement dated as of October 23, 1998. Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540 serves as custodian to the Long/Short Fund pursuant to a Custody Agreement dated as of August 1, 2003. Each custodian's responsibilities include safeguarding and controlling a Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a Fund's investments.

Transfer Agency and Fund Accounting Services

      BISYS Ohio serves as transfer agent and dividend disbursing agent (the "Transfer Agent") for all of the Funds pursuant to the Transfer Agency Agreement dated as of October 23, 1998. Pursuant to such Agreement, the Transfer Agent, among other things, performs the following services in connection with each Fund's shareholders of record: maintenance of shareholder records for each of the Fund's shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of shares of the Funds on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. For such services the Transfer Agent receives a fee based on the number of shareholders of record.

      In addition, BISYS Ohio provides certain fund accounting services to the Funds pursuant to a Fund Accounting Agreement dated as of October 23, 1998. BISYS Ohio receives a fee from each Fund for such services equal to the greater of (a) a fee computed at an annual rate of three one-hundredths of one percent (.03%) of that Fund's average daily net assets, or (b) $50,000 minus the fee paid by such Fund under its Management and Administration Agreement with BISYS of the same date. Under such Agreement, BISYS Ohio maintains the accounting books and records for each Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Fund's custodian, affirmation to the Fund's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Fund's custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund.

Shareholder Services Agreements

The Funds are entitled to enter into Shareholder Services Agreements pursuant to which the Funds are authorized to make payments to certain entities which may include investment advisers, banks, trust companies and other types of organizations ("Authorized Service Providers") for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Under the terms of each Shareholder Services Agreement, a Fund is authorized to pay an Authorized Service Provider (which include affiliates of the Funds) a shareholder services fee which may be based on the average daily net asset value of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship, on a fixed dollar amount for each account serviced by the Authorized Service Provider, or some combination of each of these methods of calculation. Among the types of shareholder services that may be compensated under the Agreements are: (1) answering customer inquiries of a general nature regarding the Funds; (2) responding to customer inquiries and requests regarding statements of additional information, reports, notices, proxies and proxy statements, and other Fund documents; (3) delivering prospectuses and annual and semi-annual reports to beneficial owners of Fund shares; (4) assisting the Funds in establishing and maintaining shareholder accounts and records; (5) assisting customers in changing account options, account designations and account addresses; (6) sub-accounting for all Fund share transactions at the shareholder level; (7) crediting distributions from the Funds to shareholder accounts; (8) determining amounts to be reinvested in the Funds; and (9) providing such other administrative services as may be reasonably requested and which are deemed necessary and beneficial to the shareholders of the Funds. During the fiscal year ended March 31, 2005, none of the Funds were subject to any Shareholder Services Agreements. The Funds are currently parties to a Shareholder Services Agreement with the Funds' investment adviser pursuant to which the Advisor, or, to the extent applicable, affiliates of the Advisor, are entitled to receive fees of up to $18.00 per account for shareholder accounts that are being serviced consistent with the terms of the applicable Shareholder Services Agreement.

Independent Registered Public Accounting Firm

      The independent registered public accounting firm of Ernst & Young LLP has been selected as independent accountants for the Funds for their current fiscal year. The independent registered public accounting firm performs an annual audit of the Funds' financial statements and provides other related services. Reports of their activities are provided to the Group's Board of Trustees.

Legal Counsel

      Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, is counsel to the Group.

                             ADDITIONAL INFORMATION

Description of Shares

      The Group is a Massachusetts business trust organized on January 8, 1992. The Group's Declaration of Trust is on file with the Secretary of State of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, with a par value of $0.01 per share. The Group consists of several funds organized as separate series of shares. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Group into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

      Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, shareholders of a fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Group shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Group voting without regard to series.

      Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Group. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees or officers of the Group for acts or obligations of the Group, which are binding only on the assets and property of the Group, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Group or the Trustees. The Declaration of Trust provides for indemnification out of Group property for all loss and expense of any shareholder held personally liable for the obligations of the Group. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Group itself would be unable to meet its obligations, and thus should be considered remote.

      As of July 15, 2005, the following entities known to the Group own of record or beneficially 5% or more of the outstanding Shares of any Fund are:
Morris & Co., P.O. Box 1602, South Bend, Indiana 46634 which owned of record 79.90% of the outstanding Shares of the Income Fund, 83.26% of the outstanding Shares of the Income Equity Fund, 88.06% of the outstanding Shares of the Diversified Equity Fund, 79.09% of the outstanding Shares of the Special Equity Fund and 80.66% of the outstanding Shares of the Long/Short Fund; Fast & Co., P.O. Box 1602, South Bend, Indiana 46634 which owned of record 14.08% of the outstanding Shares of the Income Fund, 10.32% of the outstanding Shares of the Income Equity Fund, 10.32% of the outstanding Shares of the Diversified Equity Fund, 5.23% of the outstanding Shares of the Special Equity Fund and 11.70% of the outstanding Shares of the Long/Short Fund; and Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104 which owned of record 7.19% of the Special Equity Fund on behalf of its customers.

Vote of a Majority of the Outstanding Shares

      As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of that Fund.

Additional Tax Information

      Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to Shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

      Each of the Funds is treated as a separate entity for federal income tax purposes and intends each year to qualify and elect to be treated as a "regulated investment company" under the Code, for so long as such qualification is in the best interest of that Fund's shareholders. To qualify as a regulated investment company, each Fund must, among other things: diversify its investments within certain prescribed limits; derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and, distribute to its Shareholders at least 90% of its investment company taxable income for the year. In general, a Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net mid-term or net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

      A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, a Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

      Although each Fund expects to qualify as a "regulated investment company" and thus to be relieved of all or substantially all of its federal income tax liability, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its Shareholders). In such event, dividend distributions would be taxable to Shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

      It is expected that each Fund will distribute annually to Shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to Shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash.

      The excess of net long-term capital gains over short-term capital losses realized and distributed by a Fund and designated as capital gain dividends, whether paid in cash or reinvested in Fund shares, will be taxable to Shareholders. Capital gain dividends paid from the proceeds of sales of assets held by a Fund for more than one year will generally be taxed at a maximum federal income tax rate of 20%. Net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a Shareholder has held Fund shares.

      Capital gains of corporations are subject to tax at the same rates applicable to ordinary income. Capital losses may be used only to offset capital gains and excess net capital loss may be carried back three years and forward five years.

      Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. Each Fund will designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by the Fund for its taxable year that qualifies for the dividends received deduction. Because all of the Income Fund's net investment income is expected to be derived from earned interest, it is anticipated that no distributions from that Fund will qualify for the 70% dividends received deduction.

      Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions resulting from a Fund's investments in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Foreign personal holding companies, foreign investment companies, and passive foreign investment company are not treated as "qualified foreign corporations." Foreign tax credits associated with dividends from "qualified foreign corporations" will be limited to reflect the reduced U.S. tax on those dividends.

      Foreign taxes may be imposed on a Fund by foreign countries with respect to its income from foreign securities, if any. It is expected that, because less than 50% in value of each Fund's total assets at the end of its fiscal year will be invested in stocks or securities of foreign corporations, none of the Funds will be entitled under the Code to pass through to its Shareholders their pro rata share of the foreign taxes paid by the Fund. Any such taxes will be taken as a deduction by such Fund.

      Each Fund may be required by federal law to withhold and remit to the U.S. Treasury 28% of taxable dividends, if any, and capital gain distributions to any Shareholder, and the proceeds of redemption or the values of any exchanges of Shares of a Fund by the Shareholder, if such Shareholder (1) fails to furnish the Group with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Group that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.

      Information as to the Federal income tax status of all distributions will be mailed annually to each Shareholder.

      MARKET DISCOUNT. If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of
(i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

      ORIGINAL ISSUE DISCOUNT. Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

      OPTIONS, FUTURES AND FORWARD CONTRACTS. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

      Transactions in options, futures and forward contracts undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

      Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to a Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to Shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to Shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

      CONSTRUCTIVE SALES. Certain Code provisions may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

      SECTION 988 GAINS OR LOSSES. Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its Shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to Shareholders, rather than as an ordinary dividend, reducing each Shareholder's basis in his or her Fund shares.

      PASSIVE FOREIGN INVESTMENT COMPANIES. A Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

      A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

Yield

      Yields of the Funds will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by a Fund Share's offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield will vary from time to time depending upon market conditions, the composition of the particular Fund's portfolio and operating expenses of the Group allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund's Shares and to the relative risks associated with the investment objectives and policies of each of the Funds.

Calculation of Performance Data

      Average annual total return is a measure of the change in value of an investment in Shares of a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in Shares of that Fund immediately rather than paid to the investor in cash. A Fund computes its average annual total return by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual                  ERV
Total Return             = [ (P) exp (1/n) - 1]
                                P

Where:     ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

           P =   hypothetical initial payment of $1,000.

           n =   period covered by the computation, expressed in terms of years.

      The Funds compute their aggregate total return by determining the aggregate compounded rate of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total             ERV
      Return          = [(______] - 1]
                             P

      ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

      P = hypothetical initial payment of $1,000.

      The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

      The Funds compute their average annual total return after taxes on distributions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions but not after taxes on redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                             ATV(D)
Average Annual Total Return After Taxes = [_________ to the 1/nth power -1]
         (after taxes on distributions)        P

Where:      P       = a hypothetical initial payment of $1,000.

            n       = number of years.

            ATV(D)  = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods after taxes on fund distributions but not after taxes on redemption.

      The Funds compute their average annual total return after taxes on distributions and redemptions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions and redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions and redemptions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                                ATV(DR)
Average Annual Total Return After Taxes    = [(_________) to the 1/nth power -1]
(after taxes on distributions and                  P
redemptions)

Where:      P        = a hypothetical initial payment of $1,000.

            n        = number of years.

            ATV(DR)  = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions and redemption.

      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Distribution Rates

      Each of the Funds may from time to time advertise current distribution rates which are calculated in accordance with the method disclosed in the Prospectus.

Performance Comparisons

      Investors may analyze the performance of the Funds by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, Morningstar, Inc., Ibbotson Associates, CDA/Wiesenberger, The New York Times, Business Week, USA Today and local periodicals. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Funds may also include in advertisements and reports to shareholders information discussing the performance of the Advisor in comparison to other investment advisors and to other banking institutions.

      From time to time, the Group may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Group;
(5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Group may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.

      Current yields or total return will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or total return may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and total return are functions of a Fund's quality, composition and maturity, as well as expenses allocated to such Fund. Fees imposed upon Customer accounts by the Advisor or its affiliated or correspondent banks for cash management services will reduce a Fund's effective yield and total return to Customers.

Proxy Voting

      The Board of Trustees of the Group has adopted proxy voting policies and procedures (the "Group Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Advisor and adopted the Advisor's proxy voting policies and procedures (the "Policy") which are described below. The Trustees will review each Fund's proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between a Fund's Shareholders and the Advisor or any of its affiliates or any affiliate of the Fund, the Advisor will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Advisor on the appropriate course of action.

      The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those of shareholders. The Advisor generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The Advisor may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Advisor will monitor situations that may result in a conflict of interest between the Fund's shareholders and the Advisor or any of its affiliate or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. Information on how the Funds voted proxies relating to portfolio securities during the 12 month periods ended June 30, 2004 and June 30, 2005 is available (1) without charge, upon request, by calling 1-800-766-8938, and (2) on the Funds' Form N-PX on the Securities and Exchange Commission's website at http://www.sec.gov.

Disclosure of Fund Portfolio Holdings

      The Board of Trustees has adopted policies and procedures for the public and nonpublic disclosure of the Funds' portfolio securities. A complete list of the Funds' portfolio holdings is made publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. As a general matter, in order to protect the confidentiality of the Funds' portfolio holdings, no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except: (1) to service providers that require such information in the course of performing their duties (such as the Funds' custodian, fund accountants, investment adviser, administrator, independent registered public accounting firm, attorneys, officers and trustees and each of their respective affiliates and advisors) and are subject to a duty of confidentiality; (2) in marketing materials, provided that the information regarding the portfolio holdings contained therein is at least fifteen days old; or (3) pursuant to certain enumerated exceptions that serve a legitimate business purpose. These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed, and (2) to third-party vendors, such as Morningstar Investment Services, Inc. and Lipper Analytical Services that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written confidentiality agreement, or where the Board of Trustees has determined that the polices of the recipient are adequate to protect the information that is disclosed. The confidentiality agreement must provide, among other things, that the recipient of the portfolio holdings information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement. Such disclosures must be authorized by the President or Chief Compliance Officer of the Advisor and shall be reported periodically to the Board.

      Neither the Funds nor the Advisor may enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind. Any exceptions to the policies and procedures may only be made by the consent of a majority of the Board of Trustees upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds. Any amendments to these policies and procedures must be approved and adopted by the Board of Trustees. The Board may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those found in the policies and procedures, as necessary.

Miscellaneous

      Individual Trustees are generally elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Generally, shareholders owning not less than 20% of the outstanding shares of the Group entitled to vote may cause the Trustees to call a special meeting. However, the Group has represented to the Commission that the Trustees will call a special meeting for the purpose of considering the removal of one or more Trustees upon written request therefor from shareholders owning not less than 10% of the outstanding votes of the Group entitled to vote. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.

      The Group is registered with the Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Group.

      The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

                              FINANCIAL STATEMENTS

      The financial statements of the Funds appearing in the Annual Report to Shareholders for the fiscal year ended March 31, 2005 have been audited by the Funds' former independent auditors, PricewaterhouseCoopers LLP, an independent registered public accounting firm, and are incorporated by reference herein.

                                     PART C
                                   -----------

                                OTHER INFORMATION
                                -----------------


         ITEM 22.  EXHIBITS

                  (a)(1)   Declaration of Trust(1)

                  (a)(2) Establishment and Designation of Series of Shares (1st Source Monogram Income Equity Fund; 1st Source Monogram Diversified Equity Fund; 1st Source Monogram Special Equity Fund and 1st Source Monogram Income Fund)(3)

                  (a)(3) Establishment and Designation of Shares (1st Source Monogram Long/Short Fund) (6)

                  (b)      By-Laws(2)

                  (c) Certificates for Shares are not issued. Articles IV, V, VI and VII of the Declaration of Trust, previously filed as Exhibit (a) hereto, define rights of holders of Shares.

                  (d)(1) Investment Advisory Agreement between Registrant and 1st Source Bank, as assumed by 1st Source Corporation Investment Advisors, Inc. pursuant to the Assumption Agreement (5)

                  (d)(2) Assumption Agreement between Registrant, 1st Source Bank and 1st Source Corporation Investment Advisors, Inc. with respect to the Investment Advisory Agreement (5)

                  (d)(3) Investment Advisory Agreement between Registrant and 1st Source Corporation Investment Advisors, Inc. with respect to the 1st Source Monogram Long/Short Fund(7)


                  (e)(1) Distribution Agreement between Registrant and BISYS Fund Services - filed herewith



                  (e)(2)   Distribution Services Agreement - filed herewith


                  (f)      Not Applicable

                  (g)(1) Custody Agreement between Registrant and The Fifth Third Bank(3)

                  (g)(2) Custody Agreement between Registrant and Custodial Trust Company(7)

                  (h)(1) Management and Administration Agreement between the Registrant and BISYS Fund Services(3)


                  (h)(2) Amendment to Administration Agreement - filed herewith



                  (h)(3) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc.(3)



                  (h)(4) Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc.(3)



                  (h)(5)   Shareholder Services Agreement - filed herewith


                  (i)      Not Applicable


                  (j) Consent of Independent Registered Public Accounting Firm - filed herewith


                  (k)      Not Applicable

                  (l)      Not Applicable

                  (m)      Distribution and Shareholder Services Plan(3)

                  (n)      Not Applicable

                  (o)      Not Applicable

                  (p)(1)   Code of Ethics of Registrant(8)

                  (p)(2)   Code of Ethics of BISYS Fund Services(8)

                  (p)(3) Code of Ethics of 1st Source Corporation Investment Advisors, Inc.(4)

__________________

1.       Filed with initial Registration Statement on January 8, 1992.
2.       Filed with Post-Effective Amendment No. 2 on September 4, 1992.
3.       Filed with Post-Effective Amendment No. 42 on October 23, 1998.

4.       Filed with Post-Effective Amendment No. 74 on August 1, 2000.
5.       Filed with Post-Effective Amendment No. 84 on July 31, 2001.
6.       Filed with Post-Effective Amendment No. 97 on June 5, 2003.
7.       Filed with Post-Effective Amendment No. 99 on August 1, 2003.
8.       Filed with Post-Effective Amendment No. 103 on July 28, 2004.



ITEM 23.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Not applicable.

ITEM 24.          INDEMNIFICATION

                  Article IV of the Registrant's Declaration of Trust states as follows:

                  SECTION 4.3.  MANDATORY INDEMNIFICATION.

                  (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                    (b)      No indemnification shall be
                                             provided hereunder to a Trustee or
                                             officer:

                                             (i) against any liability to the
                                              Trust, a Series thereof, or the
                                              Shareholders by reason of a final
                                              adjudication by a court or other
                                              body before which a proceeding was
                                              brought
                           that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A) by the court or other body approving the settlement or other disposition; or (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (1) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office acts on the matter) or (2) written opinion of independent legal counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                  (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter

                  (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 25.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

                  (a) 1st Source Corporation Investment Advisors, Inc., South Bend, Indiana, is the investment adviser for 1st Source Monogram Funds. The business and other connections of 1st Source Corporation Investment Advisors, Inc. are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of 1st Source Corporation Investment Advisors, Inc. as currently filed with the SEC which is incorporated by reference herein.


ITEM 26.          PRINCIPAL UNDERWRITER

                 (a) BISYS Fund Services, Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies;
                  American Independence Funds Trust
                  American Performance Funds
                  AmSouth Funds
                  BB&T Funds
                  The Coventry Group
                  Excelsior Funds, Inc.
                  First Focus Funds, Inc.
                  The Hirtle Callaghan Trust
                  HSBC Advisor Funds Trust
                  HSBC Investor Funds
                  HSBC Investor Portfolios
                  Legacy Funds Group
                  MMA Praxis Mutual Funds
                  Old Westbury Funds, Inc.
                  Pacific Capital Funds
                  STI Classic Funds
                  STI Classic Variable Trust
                  USAllianz Variable Insurance Products Trust
                  Variable Insurance Funds
                  Vintage Mutual Funds, Inc.
                  BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 Summer Street, 15th Floor, Boston, Massachusetts, 02110. Office of Supervisory Jurisdiction (OSJ) Branch is located at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

                  (b) Information about Directors and Officers of BISYS is as follows:

Name and Principal Business             Position with Underwriter              Position with Registrant
 Address
BISYS Fund Services Ohio, Inc.          Sole Limited Partner                   None
3435 Stelzer Road
Columbus, Ohio  43219

BISYS Fund Services, Inc.*              Sole General Partner                   None
3435 Stelzer Road
Columbus, Ohio 43219

* Richard F. Froio - Executive Representative and Supervising Principal William J. Tomko - Supervising Principal, Columbus OSJ

(c)  Not Applicable.


ITEM 27.          LOCATION OF ACCOUNTS AND RECORDS

                  (a) In connection with the 1st Source Monogram Funds, the accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of 1st Source Corporation Investment Advisors, Inc., 100 North Michigan Street, South Bend, Indiana 46634 (records relating to its function as investment adviser for the 1st Source Monogram Funds); BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as general manager, administrator and distributor), BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as transfer agent), Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (records relating to its function as a custodian) and Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540 (records relating to its function as a custodian).

ITEM 28.          MANAGEMENT SERVICES

                  Not Applicable.

ITEM 29.          UNDERTAKINGS

                  None

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 113 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 1st day of August, 2005.


                               THE COVENTRY GROUP

                                    By:     /s/ R. Jeffrey Young
                                            ---------------------
                                            R. Jeffrey Young

By:      /s/ Patrick W.D. Turley
         --------------------------
         Patrick W.D. Turley, as attorney-in-fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature                               Title                                       Date
-----------                             ------                                      ------
/s/Walter B. Grimm                      Trustee                                     August 1, 2005
------------------------
Walter B. Grimm**

/s/ Diane E. Armstrong                  Trustee                                     August 1, 2005
------------------------
Diane E. Armstrong****

/s/ Maurice G. Stark                    Trustee                                     August 1, 2005
------------------------
Maurice G. Stark*

/s/ Michael M. Van Buskirk              Trustee                                     August 1, 2005
------------------------
Michael M. Van Buskirk*

/s/ R. Jeffrey Young                    President and Trustee                       August 1, 2005
------------------------                (Principal Executive Officer)
R. Jeffrey Young***

/s/ Chris Sabato                        Treasurer (Principal                        August 1, 2005
------------------------                Financial and Accounting Officer)
Chris Sabato


         /s/ Patrick W.D. Turley
         --------------------------------------
         Patrick W.D. Turley, as attorney-in-fact

* Pursuant to power of attorney filed with Pre-Effective Amendment No. 3 on April 6, 1992.

** Pursuant to power of attorney filed with Post-Effective Amendment No. 26 on May 1, 1996.

*** Pursuant to power of attorney filed with Post-Effective Amendment No. 63 on November 30, 1999.


**** Pursuant to power of attorney filed with Post-Effective Amendment No. 107 on June 2, 2005.


                                      C-6